UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04417

Shelton Funds
(Exact name of registrant as specified in charter)

1125 17th Street, Suite 2550, Denver, CO 80202
(Address of principal executive offices) (Zip code)

Stephen C. Rogers 1125 17th Street, Suite 2550 Denver, CO 80202
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 955-9988

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

ITEM 1. REPORTS TO STOCKHOLDERS

(a)

SEMI-ANNUAL REPORT

February 29, 2024

Green California Tax-Free Income Fund
U.S. Government Securities Fund
The United States Treasury Trust
S&P 500 Index Fund
S&P MidCap Index Fund
S&P SmallCap Index Fund
Shelton Equity Income Fund
Nasdaq-100 Index Fund
Shelton Sustainable Equity Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	February 29, 2024

About Your Fund’s Expenses (Unaudited) February 29, 2024

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2023 to February 29, 2024.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,031	$4.27	0.85%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.23	0.85%
U.S. Government Securities Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,013	$3.82	0.77%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.83	0.77%
K Shares
Based on Actual Fund Return	$1,000	$1,010	$6.33	1.27%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$3.34	1.27%
The United States Treasury Trust
Investor Shares
Based on Actual Fund Return	$1,000	$1,022	$4.95	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.94	0.99%
S&P 500 Index Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,138	$2.35	0.44%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.22	0.44%
K Shares
Based on Actual Fund Return	$1,000	$1,094	$4.92	0.95%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.73	0.95%
S&P MidCap Index Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,096	$3.46	0.67%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.33	0.67%
K Shares
Based on Actual Fund Return	$1,000	$1,112	$6.12	1.17%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$5.84	1.17%
S&P SmallCap Index Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,067	$4.86	0.95%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.73	0.95%
K Shares
Based on Actual Fund Return	$1,000	$1,165	$7.82	1.46%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$7.26	1.46%

*Expenses are equal to the Fund’s Net Annual Expense Ratio, as noted in the above table, multiplied by the average account value over the period, multiplied by 181 days in most recent fiscal half-year/366.

About Your Fund’s Expenses (Unaudited) February 29, 2024 (Continued)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*	Net Annual Expense Ratio
Shelton Equity Income Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,115	$3.70	0.71%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.53	0.71%
K Shares
Based on Actual Fund Return	$1,000	$1,065	$6.20	1.21%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.04	1.21%
Nasdaq-100 Index Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,167	$2.72	0.51%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.53	0.51%
K Shares
Based on Actual Fund Return	$1,000	$1,168	$4.68	0.87%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.35	0.87%
Institutional Shares
Based on Actual Fund Return	$1,000	$1,168	$1.41	0.26%
Based on Hypothetical 5% Return before expenses	$1,000	$1,024	$1.31	0.26%
Sustainable Equity Fund
Investor Shares
Based on Actual Fund Return	$1,000	$1,000	$6.30	1.27%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.34	1.27%
Institutional Shares#
Based on Actual Fund Return	$1,000	$1,092	$5.33	1.03%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.14	1.03%

*Expenses are equal to the Fund’s Net Annual Expense Ratio, as noted in the above table, multiplied by the average account value over the period, multiplied by 181 days in most recent fiscal half-year/366.

#Class commenced operations on October 10, 2022.

Top Holdings and Sector Breakdowns (Unaudited)February 29, 2024

Green California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	Los Rios Community College District	General Obligation Bonds; 2008 Election, Series B	$2,502,948	6.1%
2	San Francisco Bay Area Rapid Transit District	San Francisco BART District GO Bonds (Election of 2004) 2017 Refunding Series E (Green Bonds)	2,458,602	6.0%
3	Santa Maria Joint Union High School District	General Obligation Bonds; Election of 2004, Series 2005	2,109,987	5.2%
4	San Mateo Foster City Public Financing Authority	City of San Mateo Wastewater Revenue Bonds 2019	2,018,217	4.9%
5	Milpitas Unified School District	General Obligation Bonds;2018 Election, Series B	1,972,493	4.8%
6	California Health Facilities Financing Authority	Revenue Bonds Series 2017A Consisting of Subseries 2017A-1 (Green Bonds)	1,855,594	4.5%
7	California Educational Facilities Authority	California Educational Facilities Authority Revenue Bonds, Series V-2	1,828,882	4.5%
8	Foothill-De Anza Community College District	General Obligation Bonds; Election of 1999, Series C	1,811,937	4.4%
9	Orange County Water District	Orange County Water District Adjustable Rate Revenue Certificates of Participation Series 2003A	1,700,000	4.2%
10	San Jose Financing Authority	Revenue Bonds, Series 2022B (Green Bonds-Climate Bond Certified)	1,677,822	4.1%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	03/31/2025	$2,470,557	17.4%
2	United States Treasury Note/Bond	02/15/2025	2,039,474	14.3%
3	United States Treasury Note/Bond	11/15/2041	1,384,492	9.7%
4	United States Treasury Note/Bond	08/15/2044	1,297,563	9.1%
5	United States Treasury Note/Bond	05/15/2025	1,161,094	8.2%
6	United States Treasury Note/Bond	11/15/2052	934,961	6.6%
7	United States Treasury Note/Bond	05/15/2041	875,789	6.2%
8	United States Treasury Note/Bond	02/15/2026	821,031	5.8%
9	United States Treasury Note/Bond	03/31/2027	803,039	5.6%
10	United States Treasury Note/Bond	04/30/2026	763,875	5.4%

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	05/02/2024	$3,072,319	12.5%
2	United States Treasury Bill	04/04/2024	2,985,065	12.2%
3	United States Treasury Bill	04/18/2024	2,780,385	11.3%
4	United States Treasury Bill	03/21/2024	2,492,739	10.2%
5	United States Treasury Bill	06/06/2024	2,367,135	9.7%
6	United States Treasury Bill	05/16/2024	2,175,633	8.9%
7	United States Treasury Bill	03/07/2024	1,998,237	8.1%
8	United States Treasury Bill	06/18/2024	1,968,388	8.0%
9	United States Treasury Bill	04/25/2024	1,686,440	6.9%
10	United States Treasury Bill	03/14/2024	1,497,163	6.1%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)February 29, 2024

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	Microsoft Corp	$18,192,300	6.8%
2	Apple Inc	15,637,044	5.9%
3	NVIDIA Corp	11,525,827	4.3%
4	Amazon.com Inc	9,512,162	3.6%
5	Meta Platforms Inc	6,437,367	2.4%
6	Alphabet Inc - Class A	4,848,869	1.8%
7	Berkshire Hathaway Inc	4,407,601	1.7%
8	Alphabet Inc - Class C	4,119,876	1.5%
9	Eli Lilly & Co	3,555,862	1.3%
10	Broadcom Inc	3,377,373	1.3%

S&P Midcap Index Fund

Security		Market Value	Percentage of Total Investment
1	Super Micro Computer Inc	$1,696,728	1.5%
2	Deckers Outdoor Corp	973,506	0.9%
3	Reliance Inc	779,601	0.7%
4	Vistra Corp	774,358	0.7%
5	Carlisle Cos Inc	719,600	0.6%
6	GoDaddy Inc	679,079	0.6%
7	Manhattan Associates Inc	658,658	0.6%
8	Pure Storage Inc	653,492	0.6%
9	Graco Inc	650,684	0.6%
10	Saia Inc	645,023	0.6%

S&P Smallcap Index Fund

Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill	$398,531	0.8%
2	Fabrinet	352,674	0.7%
3	Applied Industrial Technologies Inc	331,548	0.6%
4	Cytokinetics Inc	319,084	0.6%
5	The Ensign Group Inc	317,672	0.6%
6	SPS Commerce Inc	306,071	0.6%
7	ATI Inc	292,181	0.6%
8	Abercrombie & Fitch Co	282,090	0.5%
9	Mueller Industries Inc	271,646	0.5%
10	AAON Inc	263,697	0.5%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)February 29, 2024

Shelton Equity Income Fund

Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill	$38,059,668	6.1%
2	Meta Platforms Inc	18,232,836	2.9%
3	Amazon.com Inc	14,211,504	2.3%
4	Adobe Inc	12,214,104	1.9%
5	Costco Wholesale Corp	12,199,796	1.9%
6	Microsoft Corp	11,664,648	1.9%
7	Broadcom Inc	11,574,361	1.8%
8	Comcast Corp	11,115,290	1.8%
9	Alphabet Inc - Class A	10,702,958	1.7%
10	Apple Inc	10,700,400	1.7%

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Microsoft Corp	$141,738,297	8.3%
2	Apple Inc	129,607,330	7.6%
3	NVIDIA Corp	90,091,163	5.3%
4	Amazon.com Inc	84,216,595	4.9%
5	Meta Platforms Inc	79,794,144	4.7%
6	Broadcom Inc	72,338,455	4.2%
7	Tesla Inc	44,786,270	2.6%
8	Costco Wholesale Corp	39,219,369	2.3%
9	Alphabet Inc - Class A	37,778,396	2.2%
10	Advanced Micro Devices Inc	37,038,151	2.2%

Shelton Sustainable Equity Fund

Security		Market Value	Percentage of Total Investment
1	Bunge Global SA	$5,095,980	3.8%
2	H&E Equipment Services Inc	5,084,100	3.8%
3	First Solar Inc	4,974,033	3.7%
4	Darling Ingredients Inc	4,865,650	3.6%
5	Hannon Armstrong Sustainable Infrastructure Capital Inc	4,845,225	3.6%
6	Xylem Inc	4,764,375	3.6%
7	Ormat Technologies Inc	4,690,800	3.5%
8	United States Treasury Bill	4,682,734	3.5%
9	AECOM	4,663,575	3.5%
10	Clean Harbors Inc	4,552,500	3.4%

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

Green California Tax-Free Income FundPortfolio of Investments (Unaudited) 2/29/24

Security Description	Par Value	Value

Municipal Bonds (91.34%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, 5.000%, 4/1/2051	$1,500,000	$1,828,882
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/1/2027	1,700,000	1,855,594
CALIFORNIA HOUSING FINANCE AGENCY
California Housing Finance Agency, 4.000%, 3/20/2033	349,480	350,039
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/1/2033	1,200,000	1,256,270
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 5/15/2038	800,000	839,245
California Municipal Finance Authority, 5.000%, 10/1/2044	480,000	509,007
CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.250%, 6/1/2047	1,500,000	1,588,145
CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/1/2034	1,000,000	1,079,969
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 6/1/2026	1,050,000	1,078,197
East Bay Municipal Utility District Water System Revenue, 5.000%, 6/1/2032	150,000	162,619
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 8/1/2027	2,000,000	1,811,937
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY SALES TAX REVENUE
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 7/1/2028	500,000	506,220
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.000%, 6/1/2033	590,000	683,868
LOS RIOS COMMUNITY COLLEGE DISTRICT
Los Rios Community College District, 5.000%, 8/1/2032	2,500,000	2,502,945
MILPITAS UNIFIED SCHOOL DISTRICT/CA
Milpitas Unified School District, 3.000%, 8/1/2034	2,000,000	1,972,493
PENINSULA CORRIDOR JOINT POWERS BOARD MEASURE RR SALES TAX REVENUE
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, 5.000%, 6/1/2036	200,000	233,503
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.250%, 7/1/2024	270,000	271,979
SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
San Diego County Regional Transportation Commission, 5.000%, 4/1/2037	500,000	598,876
SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
San Diego Public Facilities Financing Authority, 5.000%, 5/15/2052	1,500,000	1,662,965
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 5.000%, 8/1/2036	2,300,000	2,458,602
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/1/2030	680,000	698,131
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/1/2036	1,170,000	1,195,950
SAN JOSE FINANCING AUTHORITY
San Jose Financing Authority, 5.000%, 11/1/2052	1,500,000	1,677,822
SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 8/1/2044	2,000,000	2,018,217
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 8/1/2029	2,500,000	2,109,987
STATE OF CALIFORNIA
State of California, 3.000%, 10/1/2028	900,000	900,575
State of California, 5.250%, 10/1/2045	500,000	578,224
TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 1/1/2036	300,000	340,558
UNIVERSITY OF CALIFORNIA
University of California, 5.000%, 5/15/2029	925,000	928,360

See accompanying notes to financial statements.

Green California Tax-Free Income FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

Security Description	Par Value	Value
WALNUT VALLEY UNIFIED SCHOOL DISTRICT
Walnut Valley Unified School District, 5.000%, 8/1/2036	$835,000	$992,311
WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 9/1/2029	1,595,000	1,340,320

Total Municipal Bonds (Cost $36,188,073)		37,631,810

Variable Rate Demand Notes* (7.77%)
IRVINE RANCH WATER DISTRICT WATER SERVICE CORP
Irvine Ranch Water District Water Service Corp, 2.900%, 10/1/2041	1,200,000	1,200,000
LOS ANGELES DEPARTMENT OF WATER & POWER WATER SYSTEM REVENUE
Los Angeles Department of Water & Power Water System Revenue, 3.030%, 7/1/2045	300,000	300,000
ORANGE COUNTY WATER DISTRICT
Orange County Water District, 2.400%, 8/1/2042	1,700,000	1,700,000
REGENTS OF THE UNIVERSITY OF CALIFORNIA MEDICAL CENTER POOLED REVENUE
Regents of the University of California Medical Center Pooled Revenue, 3.200%, 5/15/2045	1,600,000	1,600,000
Total Variable Rate Demand Notes (Cost $4,800,000)		3,200,000

Total Investments (Cost $40,988,073) (99.11%)		$40,831,810
Other Net Assets (0.89%)		366,360
Net Assets (100.00%)		$41,198,170

*Stated maturity reflects next reset date.

**In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

***Rate Effective as of February 29, 2024

U.S. Government Securities FundPortfolio of Investments (Unaudited) 2/29/24

Security Description	Par Value	Value

Government National Mortgage Association (1.83%)
3.500%, 11/20/2044	$92,515	$85,044
5.000%, 03/15/2038	76,903	76,785
5.500%, 01/15/2025	2,982	2,976
5.500%, 04/15/2036	49,335	49,619
6.000%, 01/15/2026	24,912	25,063
6.000%, 06/15/2038	21,848	22,667
Total Government National Mortgage Association (Cost $270,970)		262,154

United States Treasury Bonds (41.31%)
2.000%, 11/15/2041	2,000,000	1,384,492
2.250%, 05/15/2041	1,200,000	875,789
2.875%, 08/15/2045	800,000	617,609
3.125%, 08/15/2044	1,600,000	1,297,563
4.000%, 11/15/2052	1,000,000	934,961
6.000%, 02/15/2026	800,000	821,031
Total United States Treasury Bonds (Cost $6,371,504)		5,931,445

United States Treasury Notes (53.80%)
0.375%, 08/15/2024	500,000	489,015
0.625%, 03/31/2027	900,000	803,039
2.000%, 02/15/2025	2,100,000	2,039,474
2.125%, 05/15/2025	1,200,000	1,161,094
2.375%, 04/30/2026	800,000	763,875
3.875%, 03/31/2025	2,500,000	2,470,557
Total United States Treasury Notes (Cost $7,868,412)		7,727,054

See accompanying notes to financial statements.

U.S. Government Securities FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

Security Description	Par Value	Value
United States Treasury Bills (2.06%)
0.000%, 6/11/2024	$300,000	$295,546
Total United States Treasury Bills (Cost $295,562)		295,546

Total Investments (Cost $14,806,448) (99.00%)		$14,216,199
Other Net Assets (1.00%)		142,945
Net Assets (100.00%)		$14,359,144

The United States Treasury TrustPortfolio of Investments (Unaudited) 2/29/24

Security Description	Par Value	Value

United States Treasury Bills, DN(a) (100.18%)
03/07/2024	$2,000,000	$1,998,237
03/14/2024	1,500,000	1,497,163
03/19/2024	1,500,000	1,496,065
03/21/2024	2,500,000	2,492,739
04/04/2024	3,000,000	2,985,065
04/18/2024	2,800,000	2,780,385
04/25/2024	1,700,000	1,686,440
05/02/2024	3,100,000	3,072,319
05/16/2024	2,200,000	2,175,633
06/06/2024	2,400,000	2,367,135
06/18/2024	2,000,000	1,968,388
Total United States Treasury Bills, DN (Cost $24,519,569)		24,519,569

Total Investments (Cost $24,519,569) (100.18%)		$24,519,569
Liabilities in Excess of Other Assets (-0.18%)		(43,947)
Net Assets (100.00%)		$24,475,622

(a)Discount Note. Yield to maturity is between 5.35% - 5.41%.

S&P 500 Index FundPortfolio of Investments (Unaudited) 2/29/24

Security Description	Shares	Value

Common Stock (99.39%)

Basic Materials (1.84%)
Air Products and Chemicals Inc	1,314	$307,529
Albemarle Corp#	729	100,493
Celanese Corp	614	93,310
CF Industries Holdings Inc	1,130	91,214
Dow Inc	4,150	231,902
DuPont de Nemours Inc#	2,544	176,019
Eastman Chemical Co	701	61,506
Ecolab Inc	1,501	337,485
FMC Corp	795	44,830
Freeport-McMoRan Inc	8,485	320,818
International Flavors & Fragrances Inc#	1,613	121,782
International Paper Co	2,339	82,707
Linde PLC	2,869	1,287,662
LyondellBasell Industries NV	1,516	152,024
The Mosaic Co	2,068	64,439
Newmont Corp#	5,010	156,563

Security Description	Shares	Value
Nucor Corp	1,454	$279,604
PPG Industries Inc	1,395	197,532
The Sherwin-Williams Co	1,393	462,518
Steel Dynamics Inc#	900	120,438
Total Basic Materials		4,690,375

Communications (14.64%)
Airbnb Inc*,#	2,571	404,855
Alphabet Inc* Class - A	35,020	4,848,869
Alphabet Inc* Class - C	29,474	4,119,876
Amazon.com Inc*,(a)	53,814	9,512,162
Arista Networks Inc*	1,464	406,319
AT&T Inc	42,310	716,308
Booking Holdings Inc*	206	714,579
CDW Corp	792	194,998
Charter Communications Inc*,#	591	173,713
Cisco Systems Inc	23,969	1,159,381
Comcast Corp	23,762	1,018,202
Corning Inc	4,543	146,466
eBay Inc	3,071	145,197
Etsy Inc*,#	797	57,137

Security Description	Shares	Value
Expedia Group Inc*	788	$107,814
F5 Inc*	353	66,089
FactSet Research Systems Inc#	239	110,557
Fox Corp Class - A#	1,462	43,553
Fox Corp Class - B	913	24,998
Gen Digital Inc#	3,336	71,691
The Interpublic Group of Cos Inc	2,266	71,152
Juniper Networks Inc	1,886	69,839
Match Group Inc*	1,756	63,286
Meta Platforms Inc(a)	13,134	6,437,367
Motorola Solutions Inc	982	324,443
Netflix Inc*	2,590	1,561,563
News Corp Class - A	2,672	71,823
News Corp Class - B	910	25,471
Omnicom Group Inc	1,171	103,505
Palo Alto Networks Inc*	1,869	580,418
Paramount Global#	3,111	34,345
T-Mobile US Inc	3,011	491,696
Uber Technologies Inc*	12,177	968,072
VeriSign Inc*	525	102,527

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

See accompanying notes to financial statements.

Security Description	Shares	Value
Verizon Communications Inc	24,878	$995,618
The Walt Disney Co	10,839	1,209,416
Warner Bros Discovery Inc*	13,955	122,664
Total Communications		37,275,969

Consumer, Cyclical (8.65%)
American Airlines Group Inc*	3,057	47,934
Aptiv PLC*,#	1,715	136,325
AutoZone Inc*	104	312,626
Bath & Body Works Inc	1,525	69,693
Best Buy Co Inc#	1,278	103,365
BorgWarner Inc	1,412	43,956
Caesars Entertainment Inc*	945	41,079
CarMax Inc*,#	1,034	81,686
Carnival Corp*	5,174	82,060
Chipotle Mexican Grill Inc*	162	435,581
Copart Inc*	5,170	274,786
Costco Wholesale Corp	2,619	1,948,248
Cummins Inc	838	225,095
Darden Restaurants Inc#	749	127,862
Delta Air Lines Inc	3,807	160,922
Dollar General Corp	1,298	188,612
Dollar Tree Inc*,#	1,280	187,750
Domino’s Pizza Inc	233	104,466
DR Horton Inc	1,783	266,452
Fastenal Co	3,381	246,847
Ford Motor Co	23,268	289,454
General Motors Co	8,104	332,102
Genuine Parts Co	908	135,528
Hasbro Inc	771	38,774
Hilton Worldwide Holdings Inc	1,517	309,953
The Home Depot Inc	5,933	2,258,156
Las Vegas Sands Corp#	2,145	116,945
Lennar Corp	1,480	234,595
Live Nation Entertainment Inc*	839	81,366
LKQ Corp	1,642	85,860
Lowe’s Cos Inc	3,415	821,888
Lululemon Athletica Inc*	697	325,562
Marriott International Inc	1,459	364,560
McDonald’s Corp	4,292	1,254,466
MGM Resorts International*	1,617	69,984
NIKE Inc#	7,310	759,728
Norwegian Cruise Line Holdings Ltd*,#	1,599	31,005
NVR Inc*	18	137,260
O’Reilly Automotive Inc*	350	380,597
PACCAR Inc	3,095	343,205
Pool Corp	228	90,771
PulteGroup Inc	1,275	138,185
Ralph Lauren Corp	314	58,379
Ross Stores Inc	2,003	298,367
Royal Caribbean Cruises Ltd*,#	1,236	152,461
Southwest Airlines Co	3,416	117,066
Starbucks Corp	6,761	641,619

Security Description	Shares	Value
Tapestry Inc#	1,454	$69,109
Target Corp	2,731	417,625
Tesla Inc*	16,366	3,303,968
The TJX Cos Inc	6,770	671,178
Tractor Supply Co#	639	162,510
Ulta Beauty Inc*	291	159,631
United Airlines Holdings Inc*	1,732	78,789
VF Corp	2,109	34,461
Walgreens Boots Alliance Inc	4,694	99,794
Walmart Inc	25,323	1,484,181
Whirlpool Corp	354	38,016
WW Grainger Inc	261	254,073
Wynn Resorts Ltd	526	55,335
Yum! Brands Inc	1,658	229,500
Total Consumer, Cyclical		22,011,351

Consumer, Non-Cyclical (18.48%)
Abbott Laboratories	10,269	1,218,314
AbbVie Inc	10,447	1,839,194
Agilent Technologies Inc	1,731	237,770
Align Technology Inc*	421	127,319
Altria Group Inc	10,466	428,164
Amgen Inc	3,166	866,946
Archer-Daniels-Midland Co	3,156	167,615
Automatic Data Processing Inc	2,433	610,999
Avery Dennison Corp	514	111,296
Baxter International Inc	3,172	129,798
Becton Dickinson & Co	1,716	404,204
Biogen Inc*	857	185,960
Bio-Rad Laboratories Inc*	147	47,904
Bio-Techne Corp	984	72,393
Boston Scientific Corp*	8,664	573,643
Bristol-Myers Squibb Co	12,040	611,030
Brown-Forman Corp#	1,153	69,445
Bunge Global SA	859	81,064
Campbell Soup Co	1,162	49,548
Cardinal Health Inc	1,458	163,267
Catalent Inc*	1,096	62,845
Cencora Inc	952	224,291
Centene Corp*	3,161	247,917
Charles River Laboratories International Inc*	322	81,849
Church & Dwight Co Inc#	1,558	155,987
Cintas Corp	512	321,848
The Clorox Co	779	119,428
The Coca-Cola Co	23,025	1,381,961
Colgate-Palmolive Co	4,872	421,525
Conagra Brands Inc	3,029	85,054
Constellation Brands Inc	956	237,585
The Cooper Cos Inc#	1,172	109,699
Corteva Inc	4,170	223,178
CoStar Group Inc*	2,529	220,099
CVS Health Corp#	7,600	565,212
Danaher Corp	3,891	984,968
DaVita Inc*	318	40,376

Security Description	Shares	Value
DENTSPLY SIRONA Inc	1,160	$37,909
Dexcom Inc*	2,286	263,050
Edwards Lifesciences Corp*	3,589	304,598
Elevance Health Inc	1,390	696,738
Eli Lilly & Co	4,718	3,555,862
Equifax Inc#	729	199,447
The Estee Lauder Cos Inc	1,427	212,024
FleetCor Technologies Inc*	427	119,248
Gartner Inc*	461	214,623
GE HealthCare Technologies Inc	2,309	210,766
General Mills Inc	3,439	220,715
Gilead Sciences Inc	7,373	531,593
Global Payments Inc	1,620	210,114
HCA Healthcare Inc	1,172	365,312
Henry Schein Inc*	871	66,605
The Hershey Co	941	176,833
Hologic Inc*	1,449	106,936
Hormel Foods Corp	1,912	67,532
Humana Inc	728	255,033
IDEXX Laboratories Inc*	491	282,438
Illumina Inc*	953	133,258
Incyte Corp*	1,229	71,724
Insulet Corp*	427	70,028
Intuitive Surgical Inc*	2,090	805,904
IQVIA Holdings Inc*	1,083	267,674
The J M Smucker Co	628	75,467
Johnson & Johnson	14,245	2,298,858
Kellanova	1,661	91,604
Kenvue Inc	10,198	193,762
Keurig Dr Pepper Inc	4,656	139,261
Kimberly-Clark Corp	1,999	242,219
The Kraft Heinz Co	4,282	151,069
The Kroger Co	4,012	199,035
Laboratory Corp of America Holdings	502	108,347
Lamb Weston Holdings Inc	955	97,611
MarketAxess Holdings Inc	260	55,487
McCormick & Co Inc	1,581	108,868
McKesson Corp	787	410,350
Medtronic PLC	7,873	656,293
Merck & Co Inc	14,995	1,906,614
Moderna Inc*	2,052	189,276
Molina Healthcare Inc*	371	146,141
Molson Coors Beverage Co	1,200	74,904
Mondelez International Inc#	8,050	588,214
Monster Beverage Corp*	4,371	258,326
Moody’s Corp	931	353,240
PayPal Holdings Inc*	6,379	384,909
PepsiCo Inc	8,135	1,345,041
Pfizer Inc	33,673	894,355
Philip Morris International Inc	9,186	826,373
The Procter & Gamble Co	13,992	2,223,888
Quanta Services Inc	883	213,253
Quest Diagnostics Inc	665	83,052
Regeneron Pharmaceuticals Inc*	633	611,535

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

See accompanying notes to financial statements.

Security Description	Shares	Value
Marsh & McLennan Cos Inc	2,917	$590,022
Mastercard Inc	4,900	2,326,324
MetLife Inc	3,679	256,573
Mid-America Apartment Communities Inc	732	91,998
Morgan Stanley	7,547	649,344
Nasdaq Inc	2,014	113,187
Northern Trust Corp	1,225	100,609
The PNC Financial Services Group Inc	2,357	346,950
Principal Financial Group Inc#	1,297	104,875
The Progressive Corp	3,462	656,257
Prologis Inc	5,467	728,587
Prudential Financial Inc	1,136	123,813
Public Storage	964	273,651
Raymond James Financial Inc	1,112	133,796
Realty Income Corp	3,496	182,177
Regency Centers Corp	1,109	68,703
Regions Financial Corp	5,503	102,521
SBA Communications Corp	680	142,276
The Charles Schwab Corp	8,791	587,063
Simon Property Group Inc	1,930	285,910
State Street Corp	1,826	134,631
Synchrony Financial	2,448	101,102
T Rowe Price Group Inc	1,322	149,849
The Travelers Cos Inc	1,351	298,517
Truist Financial Corp	7,892	276,062
UDR Inc	1,770	62,835
US Bancorp	8,502	356,744
Ventas Inc	2,564	108,432
VICI Properties Inc	6,079	181,944
Visa Inc#	9,432	2,665,860
Wells Fargo & Co	21,490	1,194,629
Welltower Inc	2,792	257,311
Weyerhaeuser Co	4,319	148,487
Willis Towers Watson PLC	611	166,565
W R Berkley Corp	1,335	111,606
Zions Bancorp NA	1,054	41,559
Total Financial		35,173,247

Industrial (7.53%)
3M Co	3,268	301,048
A O Smith Corp	726	60,185
Allegion plc	601	76,850
Amcor PLC	9,487	85,952
AMETEK Inc	1,365	245,946
Amphenol Corp	3,540	386,710
Axon Enterprise Inc*	416	127,866
Ball Corp#	1,865	119,397
The Boeing Co*,#	3,365	685,518
Builders FirstSource Inc*	730	142,481
Carrier Global Corp	4,965	275,955
Caterpillar Inc	3,018	1,007,891
CH Robinson Worldwide Inc	690	51,115
CSX Corp	11,993	455,014

Security Description	Shares	Value
American Express Co	3,406	$747,345
American International Group Inc	4,154	302,785
American Tower Corp	2,758	548,456
Ameriprise Financial Inc	598	243,601
Aon PLC	1,184	374,132
Arch Capital Group Ltd*	2,278	199,530
Arthur J Gallagher & Co	1,256	306,376
Assurant Inc	341	61,874
AvalonBay Communities Inc	882	156,140
The Bank of New York Mellon Corp	4,700	263,623
Bank of America Corp	40,742	1,406,414
Berkshire Hathaway Inc*,(a)	10,766	4,407,601
BlackRock Inc	827	670,978
Blackstone Inc#	4,204	537,355
Boston Properties Inc	925	59,866
Brown & Brown Inc	1,483	124,883
Camden Property Trust	649	61,318
Capital One Financial Corp#	2,253	310,035
Cboe Global Markets Inc	624	119,808
CBRE Group Inc*	1,803	165,678
Chubb Ltd	2,414	607,531
Cincinnati Financial Corp	941	107,274
Citigroup Inc#	11,404	632,808
Citizens Financial Group Inc	2,789	87,547
CME Group Inc	2,130	469,346
Comerica Inc	908	44,837
Crown Castle Inc	2,568	282,326
Digital Realty Trust Inc	1,797	263,818
Discover Financial Services	1,479	178,515
Equinix Inc	555	493,295
Equity Residential	2,044	123,069
Essex Property Trust Inc	425	98,345
Everest Group Ltd	280	103,286
Extra Space Storage Inc	844	118,979
Federal Realty Investment Trust	449	45,282
Fifth Third Bancorp	4,030	138,390
Franklin Resources Inc	1,991	54,653
Globe Life Inc	506	64,227
The Goldman Sachs Group Inc	1,951	759,037
The Hartford Financial Services Group Inc	1,779	170,499
Healthpeak Properties Inc*	3,020	50,585
Host Hotels & Resorts Inc	4,539	94,139
Huntington Bancshares Inc	7,104	92,636
Intercontinental Exchange Inc	3,387	468,829
Invesco Ltd	2,486	38,309
Invitation Homes Inc	3,404	115,974
Iron Mountain Inc	1,369	107,658
JPMorgan Chase & Co	17,107	3,182,928
KeyCorp	6,069	86,605
Kimco Realty Corp	2,994	59,161
Loews Corp	1,083	81,366
M&T Bank Corp	1,042	145,609

Security Description	Shares	Value
ResMed Inc	870	$151,136
Revvity Inc#	796	87,234
Robert Half Inc	626	50,330
Rollins Inc	693	30,541
S&P Global Inc	1,917	821,204
STERIS PLC	603	140,445
Stryker Corp	2,000	698,140
Sysco Corp	2,983	241,534
Teleflex Inc	318	70,847
The Cigna Group	1,731	581,858
Thermo Fisher Scientific Inc	2,286	1,303,431
Tyson Foods Inc	1,687	91,503
United Rentals Inc	401	278,001
UnitedHealth Group Inc	5,473	2,701,477
Universal Health Services Inc	423	70,666
Verisk Analytics Inc	858	207,550
Vertex Pharmaceuticals Inc*	1,524	641,208
Viatris Inc	4,634	57,323
Waters Corp*,#	349	117,760
West Pharmaceutical Services Inc	437	156,603
Zimmer Biomet Holdings Inc	1,236	153,709
Zoetis Inc#	2,716	538,664
Total Consumer, Non-Cyclical		47,044,174

Energy (3.76%)
APA Corp	1,815	54,069
Baker Hughes Co	5,905	174,729
Chevron Corp#	10,388	1,579,080
ConocoPhillips	7,026	790,706
Coterra Energy Inc#	4,451	114,747
Devon Energy Corp	3,875	170,733
Diamondback Energy Inc	1,031	188,178
Enphase Energy Inc*	825	104,783
EOG Resources Inc	3,419	391,339
EQT Corp	2,434	90,423
Exxon Mobil Corp#	23,703	2,477,436
First Solar Inc*	610	93,873
Halliburton Co	5,296	185,731
Hess Corp#	1,635	238,301
Kinder Morgan Inc	11,443	198,994
Marathon Oil Corp	3,463	83,978
Marathon Petroleum Corp	2,246	380,091
Occidental Petroleum Corp#	4,002	242,561
ONEOK Inc	2,916	219,050
Phillips 66	2,603	370,954
Pioneer Natural Resources Co	1,420	333,970
Schlumberger NV	8,453	408,533
Targa Resources Corp	1,319	129,579
Valero Energy Corp	2,014	284,900
The Williams Cos Inc	7,198	258,696
Total Energy		9,565,434

Financial (13.82%)
Aflac Inc	3,146	254,008
Alexandria Real Estate Equities Inc	937	116,872
The Allstate Corp	1,548	246,937

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

See accompanying notes to financial statements.

Security Description	Shares	Value
QUALCOMM Inc#	6,501	$1,025,793
Roper Technologies Inc	632	344,269
Salesforce Inc*	5,757	1,777,877
Seagate Technology Holdings PLC	1,151	107,101
ServiceNow Inc*	1,213	935,635
Skyworks Solutions Inc	943	98,940
Synopsys Inc*	899	515,783
Take-Two Interactive Software Inc*	778	114,312
Teradyne Inc#	1,007	104,315
Texas Instruments Inc	5,343	894,044
Tyler Technologies Inc*,#	246	107,536
Western Digital Corp*	1,916	113,945
Zebra Technologies Corp*,#	303	84,682
Total Technology		72,640,628

Utilities (2.14%)
The AES Corp	4,344	66,029
Alliant Energy Corp	1,583	75,588
Ameren Corp	1,682	119,742
American Electric Power Co Inc	3,242	276,186
American Water Works Co Inc	1,183	140,233
Atmos Energy Corp	820	92,586
CenterPoint Energy Inc	2,979	81,923
CMS Energy Corp	1,870	107,282
Consolidated Edison Inc	2,042	178,083
Constellation Energy Corp	1,889	318,202
Dominion Energy Inc	5,130	245,368
DTE Energy Co	1,258	136,304
Duke Energy Corp	4,560	418,745
Edison International	2,268	154,269
Entergy Corp	1,304	132,447
Evergy Inc	1,567	77,629
Eversource Energy	2,170	127,379
Exelon Corp	6,205	222,387
FirstEnergy Corp	3,056	111,880
NextEra Energy Inc	12,241	675,582
NiSource Inc#	2,445	63,717
NRG Energy Inc	1,335	73,852
PG&E Corp	9,918	165,531
Pinnacle West Capital Corp#	806	55,074
PPL Corp	4,645	122,489
Public Service Enterprise Group Inc	2,948	183,955
Sempra	3,724	262,914
The Southern Co	6,453	433,964
WEC Energy Group Inc	1,866	146,462
Xcel Energy Inc	3,432	180,832
Total Utilities		5,446,634

Total Common Stock (Cost $80,065,773)		253,002,373

Security Description	Shares	Value
Waste Management Inc	2,168	$445,849
Westinghouse Air Brake Technologies Corp	1,060	149,767
Westrock Co	1,715	77,672
Xylem Inc	1,143	145,218
Total Industrial		19,154,561

Technology (28.53%)
Accenture PLC	3,713	1,391,558
Adobe Inc*	2,694	1,509,394
Advanced Micro Devices Inc*	9,499	1,828,842
Akamai Technologies Inc*,#	892	98,941
Analog Devices Inc	2,934	562,800
ANSYS Inc*	513	171,429
Apple Inc(a)	86,512	15,637,044
Applied Materials Inc	4,955	999,027
Autodesk Inc*	1,264	326,327
Broadcom Inc	2,597	3,377,373
Broadridge Financial Solutions Inc	696	141,692
Cadence Design Systems Inc*	1,627	495,226
Cognizant Technology Solutions Corp	2,967	234,452
Dayforce Inc*	855	59,645
Electronic Arts Inc	1,448	201,967
EPAM Systems Inc*	359	109,280
Fair Isaac Corp*	146	185,407
Fidelity National Information Services Inc	3,506	242,580
Fiserv Inc*	3,551	530,058
Fortinet Inc*	3,771	260,614
Hewlett Packard Enterprise Co	7,591	115,611
HP Inc	5,146	145,786
International Business Machines Corp	5,403	999,717
Intel Corp	24,514	1,055,328
Intuit Inc	1,669	1,106,363
Jack Henry & Associates Inc	460	79,934
KLA Corp	810	552,663
Lam Research Corp	779	730,897
Leidos Holdings Inc	915	116,992
Microchip Technology Inc	3,286	276,484
Micron Technology Inc	6,497	588,693
Microsoft Corp(a)	43,981	18,192,300
Monolithic Power Systems Inc	267	192,251
MSCI Inc	468	262,534
NetApp Inc	1,235	110,063
NVIDIA Corp	14,569	11,525,827
NXP Semiconductors NV	1,526	381,088
ON Semiconductor Corp*	2,548	201,088
Oracle Corp	9,402	1,050,015
Paychex Inc#	1,002	122,865
Paycom Software Inc	305	55,629
PTC Inc*,#	681	124,630
Qorvo Inc*	576	65,981

Security Description	Shares	Value
Deere & Co	1,584	$578,239
Dover Corp	827	136,769
Eaton Corp PLC	2,382	688,398
Emerson Electric Co	3,373	360,405
Expeditors International of Washington Inc	860	102,856
FedEx Corp	1,368	340,591
Fortive Corp	2,032	172,984
Garmin Ltd	905	124,302
Generac Holdings Inc*	285	32,065
General Dynamics Corp	1,340	366,155
General Electric Co	6,440	1,010,378
Honeywell International Inc	3,954	785,778
Howmet Aerospace Inc	2,478	164,911
Hubbell Inc	317	120,672
Huntington Ingalls Industries Inc	235	68,531
IDEX Corp	447	105,447
Illinois Tool Works Inc	1,620	424,683
Ingersoll Rand Inc	2,395	218,735
Jabil Inc	757	109,076
Jacobs Solutions Inc	745	109,254
JB Hunt Transport Services Inc	529	109,138
Johnson Controls International plc	4,233	250,890
Keysight Technologies Inc*	1,050	162,015
L3Harris Technologies Inc	1,121	237,271
Lockheed Martin Corp	1,306	559,281
Martin Marietta Materials Inc	365	210,864
Masco Corp	1,328	101,937
Mettler-Toledo International Inc*	128	159,644
Mohawk Industries Inc*	390	46,262
Nordson Corp	343	91,118
Norfolk Southern Corp	1,338	339,022
Northrop Grumman Corp	838	386,335
Old Dominion Freight Line Inc	529	234,072
Otis Worldwide Corp#	2,421	230,721
Packaging Corp of America	530	96,031
Parker-Hannifin Corp	760	406,942
Pentair PLC	978	76,079
Republic Services Inc	1,210	222,156
Rockwell Automation Inc	678	193,284
RTX Corp#	8,634	774,211
Snap-on Inc	312	86,006
Stanley Black & Decker Inc	953	85,093
TE Connectivity Ltd	1,839	264,007
Teledyne Technologies Inc*	279	119,208
Textron Inc	1,159	103,232
Trane Technologies PLC	1,351	380,941
TransDigm Group Inc	326	383,943
Trimble Inc*	1,634	99,984
Union Pacific Corp	3,645	924,700
United Parcel Service Inc	4,279	634,405
Veralto Corp	1,344	116,148
Vulcan Materials Co	786	208,958

S&P 500 Index FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

See accompanying notes to financial statements.

Security Description	Shares	Value

Common Stock (99.85%)

Basic Materials (4.57%)
Alcoa Corp	9,686	$263,556
Arcadium Lithium PLC*	43,396	238,244
Ashland Inc	2,252	210,877
Avient Corp	3,926	158,924
Axalta Coating Systems Ltd*	9,297	304,291
Cabot Corp	2,449	208,043
The Chemours Co	6,382	125,534
Cleveland-Cliffs Inc*	21,774	452,899
Commercial Metals Co	5,091	274,914
NewMarket Corp	297	190,576
Olin Corp	5,285	284,333
Reliance Inc	2,427	779,601
Royal Gold Inc	2,831	290,546
RPM International Inc	5,442	627,735
United States Steel Corp	9,619	455,363
Westlake Corp	1,397	193,778
Total Basic Materials		5,059,214

Communications (2.02%)
Ciena Corp*	6,376	363,304
Frontier Communications Parent Inc*	9,684	229,317
GoDaddy Inc*	5,949	679,079
Iridium Communications Inc	5,390	156,041
The New York Times Co	7,100	314,388
Nexstar Media Group Inc	1,390	230,976

Security Description	Shares	Value
TEGNA Inc	8,823	$123,610
Ziff Davis Inc*	2,035	139,927
Total Communications		2,236,642

Consumer, Cyclical (16.46%)
Adient PLC*	4,039	137,084
Aramark	11,298	342,668
Autoliv Inc	3,230	374,777
AutoNation Inc*	1,118	167,476
BJ’s Wholesale Club Holdings Inc*	5,767	421,222
Boyd Gaming Corp	2,996	198,125
Brunswick Corp	2,967	259,316
Burlington Stores Inc*	2,796	573,460
Capri Holdings Ltd*	5,082	234,433
Casey’s General Stores Inc	807	245,723
Choice Hotels International Inc	1,085	121,455
Churchill Downs Inc	2,927	356,713
Columbia Sportswear Co	1,504	124,366
Core & Main Inc*	5,290	252,492
Crocs Inc*	2,612	319,317
Deckers Outdoor Corp*	1,087	973,506
Dick’s Sporting Goods Inc	2,650	471,409
Dolby Laboratories Inc	2,567	207,927
FirstCash Holdings Inc	1,595	182,628
Five Below Inc*	2,401	481,833
Floor & Decor Holdings Inc*	4,596	556,668
Fox Factory Holding Corp*	1,826	92,377
GameStop Corp*,#	11,585	165,318
The Gap Inc	9,050	171,407

Security Description	Shares	Value
Gentex Corp	10,083	$368,332
The Goodyear Tire & Rubber Co*	12,122	144,009
Harley-Davidson Inc	5,466	198,252
Hilton Grand Vacations Inc*	3,130	140,474
Hyatt Hotels Corp	1,907	292,896
KB Home	3,378	224,401
Lear Corp	2,512	345,023
Leggett & Platt Inc	5,750	117,415
Light & Wonder Inc*	3,883	390,280
Lithia Motors Inc	1,181	353,190
Macy’s Inc	11,538	201,223
Marriott Vacations Worldwide Corp	1,485	138,387
Mattel Inc*	15,506	305,468
MSC Industrial Direct Co Inc	1,999	201,779
Murphy USA Inc	835	348,203
Ollie’s Bargain Outlet Holdings Inc*	2,658	213,092
Penn Entertainment Inc*	6,404	117,193
Penske Automotive Group Inc	840	128,940
Planet Fitness Inc*	3,685	228,654
Polaris Inc	2,301	213,326
PVH Corp	2,606	356,162
RH*	676	185,494
Skechers USA Inc*,(a)	5,643	348,794
Taylor Morrison Home Corp*	4,717	267,029
Tempur Sealy International Inc	7,277	396,378
Texas Roadhouse Inc	2,821	421,373

Futures contracts at February 29, 2024:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
5 / MAR 2024 / Long / CME	$1,265,525	$1,275,938	$10,413

Security Description	Shares	Value
United States Treasury Bills (0.47%)
United States Treasury Bill (Cost $1,195,604)	1,200,000	$1,195,592

Collateral Received for Securities on Loan (5.07%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 5.51% (Cost $12,893,212)		12,893,212

Total Investments (Cost $94,154,589) (104.93%)		$267,091,177
Liabilities in Excess of Other Assets (-4.93%)		(12,548,347)
Net Assets (100.00%)		$254,542,830

*Non-income producing security.

#Loaned security; a portion of the security is on loan at February 29, 2024.

(a)A portion of these securities, a total of $19,880,708, have been pledged or segregated in connection with obligations for futures contracts.

S&P MidCap Index FundPortfolio of Investments (Unaudited) 2/29/24

S&P MidCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

See accompanying notes to financial statements.

Security Description	Shares	Value
Thor Industries Inc	2,334	$299,172
TKO Group Holdings Inc	2,130	178,345
Toll Brothers Inc	4,635	531,356
Travel + Leisure Co	3,197	142,874
Vail Resorts Inc	1,642	378,169
Visteon Corp*	1,218	137,780
Watsco Inc	1,430	563,592
The Wendy’s Co	7,205	130,483
WESCO International Inc	1,855	277,304
Williams-Sonoma Inc	2,709	638,051
Wingstop Inc	1,268	445,131
Wyndham Hotels & Resorts Inc	3,578	273,896
YETI Holdings Inc*	3,766	154,557
Total Consumer, Cyclical		18,228,177

Consumer, Non-Cyclical (14.77%)
Acadia Healthcare Co Inc*	4,932	411,575
Amedisys Inc*	1,428	132,833
Arrowhead Pharmaceuticals Inc*	4,623	148,398
Azenta Inc*	2,633	171,540
BellRing Brands Inc*	5,669	322,850
The Boston Beer Co Inc*	405	124,797
The Brink’s Co	1,943	160,939
Bruker Corp	3,999	346,073
Celsius Holdings Inc*	5,973	487,516
Chemed Corp	649	406,358
Coca-Cola Consolidated Inc	205	172,364
Coty Inc*	15,682	196,966
Darling Ingredients Inc*	6,983	295,451
elf Beauty Inc*	2,331	486,083
Encompass Health Corp	4,381	325,946
Enovis Corp*	2,165	129,489
Envista Holdings Corp*	7,575	156,424
Euronet Worldwide Inc*	1,889	206,732
Exelixis Inc*	13,412	293,723
Flowers Foods Inc	8,419	188,754
FTI Consulting Inc*	1,489	308,044
Globus Medical Inc*	3,944	212,937
Grand Canyon Education Inc*	1,305	175,914
Grocery Outlet Holding Corp*	4,492	115,849
GXO Logistics Inc*	5,025	260,094
H&R Block Inc	6,207	303,833
Haemonetics Corp*	2,220	162,016
Halozyme Therapeutics Inc*	5,735	228,310
HealthEquity Inc*	3,742	309,127
Helen of Troy Ltd*	1,038	129,750
Inari Medical Inc*	1,706	78,681
Ingredion Inc	2,811	330,658
Insperity Inc	1,527	155,433
Integra LifeSciences Holdings Corp*	2,933	108,257
Jazz Pharmaceuticals PLC*	2,659	316,155
Lancaster Colony Corp	881	182,297
Lantheus Holdings Inc*	2,996	195,878

Security Description	Shares	Value
LivaNova PLC*	2,203	$120,746
ManpowerGroup Inc	2,170	156,587
Masimo Corp*	1,942	249,625
Medpace Holdings Inc*	1,017	404,278
Morningstar Inc	1,100	328,449
Neogen Corp*	8,616	148,109
Neurocrine Biosciences Inc*	4,150	541,160
Option Care Health Inc*	7,340	236,862
Paylocity Holding Corp*	1,865	314,458
Penumbra Inc*	1,630	382,920
Performance Food Group Co*	6,711	515,202
Perrigo Co PLC	5,844	153,463
Post Holdings Inc*	2,224	231,652
Progyny Inc*,(a)	3,648	133,225
QuidelOrtho Corp*	2,132	97,219
Repligen Corp*	2,193	425,420
Service Corp International	6,372	466,367
Shockwave Medical Inc*	1,580	412,175
Sprouts Farmers Market Inc*	4,397	274,549
Tenet Healthcare Corp*,(a)	4,290	398,970
United Therapeutics Corp*	2,024	456,695
US Foods Holding Corp*	9,763	495,863
Valvoline Inc*	6,044	257,716
WEX Inc*	1,843	404,962
Total Consumer, Non-Cyclical		16,344,716

Energy (5.15%)
Antero Midstream Corp	14,912	199,821
Antero Resources Corp*	12,184	313,129
ChampionX Corp	8,525	264,787
Chesapeake Energy Corp#	4,805	397,758
Chord Energy Corp	1,780	289,161
Civitas Resources Inc	3,735	256,520
CNX Resources Corp*	6,851	143,528
DT Midstream Inc	4,196	241,815
Equitrans Midstream Corp	18,686	199,753
HF Sinclair Corp	6,167	342,269
Matador Resources Co	4,851	306,341
Murphy Oil Corp	6,331	251,151
NOV Inc	16,641	281,233
Ovintiv Inc	10,928	539,950
PBF Energy Inc	4,594	214,540
Permian Resources Corp	12,157	189,163
Range Resources Corp	10,193	322,303
Southwestern Energy Co*	47,272	329,486
Sunrun Inc*	9,361	112,706
Valaris Ltd*	2,772	174,775
Weatherford International PLC*,(a)	3,155	323,735
Total Energy		5,693,924

Financial (22.11%)
Banks (5.05%)
Associated Banc-Corp	6,505	135,564
Bank OZK	4,532	198,502
Cadence Bank	7,872	217,897
Columbia Banking System Inc	9,132	165,289

Security Description	Shares	Value
Commerce Bancshares Inc	5,138	$267,382
Cullen/Frost Bankers Inc	2,755	298,945
East West Bancorp Inc	6,078	442,840
First Financial Bankshares Inc	5,506	170,356
First Horizon Corp	24,100	339,810
FNB Corp	15,711	209,585
Glacier Bancorp Inc	4,761	178,157
Hancock Whitney Corp	3,715	161,974
Home BancShares Inc	8,093	189,862
International Bancshares Corp	2,301	119,399
Old National Bancorp	12,620	207,347
Pinnacle Financial Partners Inc	3,298	272,811
Prosperity Bancshares Inc	4,103	256,068
SouthState Corp	3,273	275,063
Synovus Financial Corp	6,292	238,718
Texas Capital Bancshares Inc*	2,071	121,464
UMB Financial Corp(a)	1,911	155,957
United Bankshares Inc	5,908	204,949
Valley National Bancorp	18,393	150,639
Webster Financial Corp	7,419	353,441
Wintrust Financial Corp	2,680	258,218
		5,590,237
Diversified Financial Service (3.34%)
Affiliated Managers Group Inc	1,458	227,900
Ally Financial Inc	11,468	424,201
Evercore Inc	1,526	285,484
Federated Hermes Inc	3,805	134,050
Houlihan Lokey Inc	2,226	286,397
Interactive Brokers Group Inc	4,615	501,744
Janus Henderson Group PLC	5,724	178,360
Jefferies Financial Group Inc	7,260	303,613
SEI Investments Co	4,341	291,932
SLM Corp	9,899	206,196
Stifel Financial Corp	4,399	333,708
Voya Financial Inc	4,505	307,962
The Western Union Co	16,144	216,491
		3,698,038
Insurance (5.68%)
American Financial Group Inc	2,818	359,774
Brighthouse Financial Inc*	2,868	133,505
CNO Financial Group Inc	4,936	131,742
Equitable Holdings Inc	13,723	469,876
Erie Indemnity Co	1,053	428,445
Essent Group Ltd	4,618	247,386
Fidelity National Financial Inc	10,922	552,435
First American Financial Corp	4,484	261,910
Hanover Insurance Group Inc	1,565	205,751
Kemper Corp	2,636	151,122
Kinsale Capital Group Inc	948	489,339
MGIC Investment Corp	11,960	237,884

S&P MidCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

See accompanying notes to financial statements.

Security Description	Shares	Value
Saia Inc*	1,121	$645,023
Sensata Technologies Holding PLC	6,593	226,931
Silgan Holdings Inc	3,490	153,246
Simpson Manufacturing Co Inc	1,802	376,041
Sonoco Products Co	4,289	243,101
Stericycle Inc*	4,051	220,334
TD SYNNEX Corp	2,068	214,865
Terex Corp	2,893	165,914
Tetra Tech Inc	2,249	398,793
The Timken Co	2,817	236,600
TopBuild Corp*	1,342	539,994
The Toro Co	4,478	413,364
Trex Co Inc*	4,716	432,740
UFP Industries Inc	2,679	307,094
Universal Display Corp	1,840	320,933
Valmont Industries Inc	901	190,949
Vishay Intertechnology Inc	5,558	120,887
Vontier Corp	6,699	288,057
Watts Water Technologies Inc	1,180	240,661
Woodward Inc	2,604	368,440
XPO Inc*	4,998	601,358
Total Industrial		24,749,077

Technology (9.18%)
Amkor Technology Inc	4,448	137,977
ASGN Inc*	2,035	202,116
Aspen Technology Inc*	1,208	234,219
Blackbaud Inc*	1,886	130,473
CACI International Inc*	960	359,856
Cirrus Logic Inc*	2,358	216,512
CommVault Systems Inc*	1,888	180,700
Concentrix Corp	1,881	136,278
Dropbox Inc*	11,049	264,624
Dynatrace Inc*	10,073	499,117
ExlService Holdings Inc*	7,256	225,807
Genpact Ltd	7,303	248,302
IPG Photonics Corp*	1,274	110,010
KBR Inc	5,907	354,597
Kyndryl Holdings Inc*	9,501	208,737
Lattice Semiconductor Corp*	5,831	446,713
Lumentum Holdings Inc*	2,957	143,326
MACOM Technology Solutions Holdings Inc*	2,324	205,279
Manhattan Associates Inc*	2,600	658,658
Maximus Inc	2,620	219,189
MKS Instruments Inc	2,711	332,802
Onto Innovation Inc*	2,073	381,764
Power Integrations Inc	2,513	179,579
Pure Storage Inc*	12,412	653,492
Qualys Inc*	1,539	264,493
Rambus Inc*	4,636	274,637
Science Applications International Corp	2,283	319,529
Silicon Laboratories Inc*	1,370	188,430
Super Micro Computer Inc*	1,959	1,696,728

Security Description	Shares	Value
Industrial (22.37%)
Acuity Brands Inc	1,347	$338,420
Advanced Drainage Systems Inc	2,896	472,743
AECOM	5,860	520,544
AGCO Corp	2,680	293,996
AptarGroup Inc	2,778	390,198
Arrow Electronics Inc*	2,335	274,363
Avnet Inc	3,902	181,794
Belden Inc	1,826	155,539
Berry Global Group Inc	5,093	296,464
BWX Technologies Inc	3,944	397,674
Carlisle Cos Inc	2,056	719,600
Chart Industries Inc*	1,811	258,719
Clean Harbors Inc*	2,167	394,611
Cognex Corp	7,447	293,784
Coherent Corp*	5,697	338,858
Comfort Systems USA Inc	1,540	470,824
Crane Co	2,137	259,774
Crown Holdings Inc	4,313	330,462
Curtiss-Wright Corp	1,649	389,609
Donaldson Co Inc	5,205	372,782
Eagle Materials Inc	1,473	373,479
EMCOR Group Inc	2,029	636,132
EnerSys	1,777	163,271
Esab Corp	2,165	214,595
Exponent Inc	2,183	176,583
Flowserve Corp	5,655	239,320
Fluor Corp*	6,277	230,994
Fortune Brands Innovations Inc	5,438	442,327
GATX Corp	1,528	193,812
Graco Inc	7,130	650,684
Graphic Packaging Holding Co	13,200	342,540
Hexcel Corp	3,671	273,343
ITT Inc(a)	3,541	446,662
Kirby Corp*	2,605	228,511
Knife River Corp*	2,439	180,706
Knight-Swift Transportation Holdings Inc	6,813	383,844
Landstar System Inc	1,573	299,185
Lennox International Inc	1,351	636,598
Lincoln Electric Holdings Inc	2,416	619,946
Littelfuse Inc	1,089	259,443
Louisiana-Pacific Corp	2,809	207,782
MasTec Inc*	2,605	196,573
MDU Resources Group Inc	8,783	190,415
The Middleby Corp*	2,319	352,859
MSA Safety Inc	1,604	295,377
Novanta Inc*	1,543	266,846
nVent Electric PLC	7,008	471,779
Oshkosh Corp	2,827	313,401
Owens Corning	3,754	562,274
RBC Bearings Inc*	1,228	335,035
Regal Rexnord Corp	2,861	490,633
Ryder System Inc	1,911	218,045

Security Description	Shares	Value
Old Republic International Corp	11,246	$325,684
Primerica Inc	1,511	370,588
Reinsurance Group of America Inc	2,842	502,608
RenaissanceRe Holdings Ltd	2,189	492,131
RLI Corp	1,756	257,166
Selective Insurance Group Inc	2,610	272,693
Unum Group	7,907	391,001
		6,281,040
Private Equity (0.39%)
The Carlyle Group Inc	9,309	426,818

Real Estate (7.51%)
Agree Realty Corp	4,353	239,197
Annaly Capital Management Inc	21,569	411,752
Apartment Income REIT Corp	6,339	192,198
Brixmor Property Group Inc	12,945	292,686
Cousins Properties Inc	6,455	147,239
CubeSmart	9,499	414,251
EastGroup Properties Inc	1,987	349,096
EPR Properties	3,298	135,482
Equity LifeStyle Properties Inc	7,874	530,078
First Industrial Realty Trust Inc	5,746	304,538
Gaming and Leisure Properties Inc	11,499	522,975
Healthcare Realty Trust Inc	16,216	223,456
Independence Realty Trust Inc	9,688	141,832
Jones Lang LaSalle Inc*	2,059	391,704
Kilroy Realty Corp	4,601	174,332
Kite Realty Group Trust	9,456	202,453
Lamar Advertising Co	3,789	418,874
Medical Properties Trust Inc	24,786	104,349
National Storage Affiliates Trust	3,332	119,319
NNN REIT Inc	7,928	322,590
Omega Healthcare Investors Inc	10,566	328,814
Park Hotels & Resorts Inc	9,056	150,330
PotlatchDeltic Corp	3,423	154,754
Rayonier Inc	5,972	205,616
Rexford Industrial Realty Inc	8,910	453,341
Sabra Health Care REIT Inc	10,124	140,521
STAG Industrial Inc	7,786	289,172
Starwood Property Trust Inc	13,010	265,274
Vornado Realty Trust	6,685	175,816
WP Carey Inc	9,221	519,419
		8,321,458
Savings & Loans (0.14%)
New York Community Bancorp Inc	31,633	151,522

Total Financial		24,469,113

S&P MidCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

See accompanying notes to financial statements.

Security Description	Shares	Value
Synaptics Inc*	1,730	$173,173
Teradata Corp*	4,218	158,681
Wolfspeed Inc*	5,129	133,457
ZoomInfo Technologies Inc*	12,776	214,126
Total Technology		10,153,381

Utilities (3.22%)
ALLETE Inc	2,479	140,411
Black Hills Corp	2,892	150,471
Essential Utilities Inc	10,544	366,720
IDACORP Inc	2,216	195,252
National Fuel Gas Co	3,957	192,864
New Jersey Resources Corp	4,207	175,053
Northwestern Energy Group Inc	2,732	130,917
OGE Energy Corp	8,680	285,659
ONE Gas Inc	2,382	141,967
Ormat Technologies Inc	2,357	153,559
PNM Resources Inc	3,758	137,205
Portland General Electric Co	4,484	180,122
Southwest Gas Holdings Inc	2,628	179,098

Security Description	Shares	Value
Spire Inc	2,256	$133,826
UGI Corp	9,172	224,531
Vistra Corp	14,198	774,358
Total Utilities		3,562,013

Total Common Stock (Cost $71,895,826)		110,496,257

United States Treasury Bills (0.09%)
United States Treasury Bill (Cost $99,635)	100,000	99,633

Collateral Received for Securities on Loan (0.51%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 5.51% (Cost $567,483)		567,483

Total Investments (Cost $72,562,944) (100.45%)		$111,163,373

Security Description	Shares	Value
Liabilities in Excess of Other Assets (-0.45%)		$(506,065)
Net Assets (100.00%)		$110,657,308

*Non-income producing security.

#Loaned security; a portion of the security is on loan at February 29, 2024.

(a)A portion of these securities, a total of $8,076,356, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at February 29, 2024:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Depreciation
0 / SEP 2022 / Long / CME	$—	$—	$—

S&P SmallCap Index FundPortfolio of Investments (Unaudited) 2/29/24

Security Description	Shares	Value

Common Stock (99.46%)

Basic Materials (4.07%)
AdvanSix Inc	1,501	$41,998
ATI Inc*,(a)	5,941	292,181
Balchem Corp	1,452	228,240
Carpenter Technology Corp	2,296	148,436
Compass Minerals International Inc	1,858	42,362
Hawkins Inc	913	64,138
Haynes International Inc	687	40,828
HB Fuller Co	2,433	193,496
Ingevity Corp*	1,569	71,672
Innospec Inc	1,120	139,182
Kaiser Aluminum Corp	721	52,287
Koppers Holdings Inc	938	53,110
Mativ Holdings Inc	2,993	51,988
Mercer International Inc	2,519	23,124
Minerals Technologies Inc	1,515	109,625
Quaker Chemical Corp	623	124,912
Rogers Corp*	818	91,673
Sensient Technologies Corp	1,903	127,273
Stepan Co	1,037	92,500
Sylvamo Corp	1,740	105,113
Total Basic Materials		2,094,138

Security Description	Shares	Value
Communications (3.36%)
A10 Networks Inc	3,745	$49,846
ADTRAN Holdings Inc	3,950	22,476
AMC Networks Inc*	1,418	18,349
ATN International Inc	488	16,368
Cargurus Inc*	3,990	88,339
Cars.com Inc*	2,775	50,894
Cogent Communications Holdings Inc	2,015	163,030
Consolidated Communications Holdings Inc*	5,162	22,248
EchoStar Corp*	2,315	30,350
ePlus Inc*	1,254	103,317
The EW Scripps Co*	2,652	10,688
Extreme Networks Inc*	5,839	73,805
Gogo Inc*	2,880	23,501
Harmonic Inc*	5,054	66,359
HealthStream Inc	1,114	30,390
InterDigital Inc	1,158	123,929
Lumen Technologies Inc*	45,455	73,637
Perficient Inc*	1,619	105,025
Scholastic Corp	1,271	50,128
Shenandoah Telecommunications Co	2,264	42,246
Shutterstock Inc	1,114	54,319
TechTarget Inc*	1,202	38,115
Telephone and Data Systems Inc	4,590	70,227

Security Description	Shares	Value
Thryv Holdings Inc*	1,075	$22,511
TripAdvisor Inc*	5,034	135,012
Viasat Inc*	3,449	67,497
Viavi Solutions Inc*	10,864	103,751
Yelp Inc*	1,856	71,345
Total Communications		1,727,702

Consumer, Cyclical (17.74%)
Abercrombie & Fitch Co*	2,208	282,090
Academy Sports & Outdoors Inc	3,471	259,353
Advance Auto Parts Inc	2,769	187,018
Alaska Air Group Inc*	5,963	222,957
Allegiant Travel Co	702	51,092
American Axle & Manufacturing Holdings Inc*	6,241	43,188
American Eagle Outfitters Inc	7,329	174,064
America’s Car-Mart Inc*	397	26,734
Asbury Automotive Group Inc*	927	193,585
BJ’s Restaurants Inc*	1,046	36,631
Bloomin’ Brands Inc	4,042	109,862
Boot Barn Holdings Inc*	1,464	135,420
Brinker International Inc*	2,057	95,321
Caleres Inc	1,555	60,039
Cavco Industries Inc*	348	129,654
Century Communities Inc	1,316	113,558

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

See accompanying notes to financial statements.

Security Description	Shares	Value
Corcept Therapeutics Inc*	4,407	$103,565
CoreCivic Inc*	5,290	80,567
CorVel Corp*	439	107,116
Cross Country Healthcare Inc*	1,488	27,186
Cytek Biosciences Inc*	4,334	33,372
Cytokinetics Inc*,(a)	4,417	319,084
Deluxe Corp	2,034	39,480
Dynavax Technologies Corp*	5,823	73,777
Edgewell Personal Care Co	2,481	94,749
Embecta Corp	2,581	36,857
The Ensign Group Inc(a)	2,543	317,672
EVERTEC Inc	3,064	110,702
Forrester Research Inc*	760	15,329
Fortrea Holdings Inc*	4,135	155,228
Fresh Del Monte Produce Inc	1,517	36,302
Fulgent Genetics Inc*	907	20,462
The GEO Group Inc*	6,097	74,810
Glaukos Corp*	2,195	194,455
Green Dot Corp*	2,665	21,880
The Hain Celestial Group Inc*	2,548	25,480
Harmony Biosciences Holdings Inc*	1,410	45,261
Healthcare Services Group Inc*	4,036	51,499
Heidrick & Struggles International Inc	937	31,858
ICU Medical Inc*	944	103,113
Innoviva Inc*	2,626	40,125
Integer Holdings Corp*	1,501	165,545
Inter Parfums Inc	806	118,256
Ironwood Pharmaceuticals Inc*	6,398	60,333
J & J Snack Foods Corp	695	100,831
John B Sanfilippo & Son Inc	404	41,357
Kelly Services Inc	1,553	38,095
Korn Ferry	2,454	156,222
LeMaitre Vascular Inc	922	64,540
Ligand Pharmaceuticals Inc*	738	58,560
LiveRamp Holdings Inc*	3,140	109,837
Matthews International Corp	1,418	41,037
Medifast Inc	595	23,854
Merit Medical Systems Inc*	2,601	198,196
MGP Ingredients Inc	782	66,611
ModivCare Inc*	556	15,590
Monro Inc	1,416	47,535
Myriad Genetics Inc*	4,414	92,385
National Beverage Corp*	1,051	55,325
National HealthCare Corp	628	61,958
NeoGenomics Inc*	6,181	96,424
Omnicell Inc*	2,117	55,550
Organon & Co	11,516	200,494
Owens & Minor Inc*	3,656	88,950
Pacira BioSciences Inc*	2,162	64,255
Patterson Cos Inc	3,833	103,836
Payoneer Global Inc*	11,786	57,280

Security Description	Shares	Value
Rush Enterprises Inc	2,775	$135,143
Sally Beauty Holdings Inc*	5,018	63,377
ScanSource Inc*	1,162	50,233
Shake Shack Inc*	1,689	179,574
Shoe Carnival Inc	840	27,527
Signet Jewelers Ltd	2,090	212,678
Six Flags Entertainment Corp*	3,345	84,762
SkyWest Inc*	1,906	122,403
Sonic Automotive Inc	692	36,330
Sonos Inc*	6,041	114,537
Standard Motor Products Inc	1,022	32,459
Steven Madden Ltd	3,159	135,268
The Buckle Inc	1,340	54,860
Titan International Inc*	2,356	30,063
Topgolf Callaway Brands Corp*	6,616	94,212
Tri Pointe Homes Inc*	4,519	159,882
UniFirst Corp	680	114,730
Urban Outfitters Inc*	2,761	114,720
Victoria’s Secret & Co*	2,043	58,348
Vista Outdoor Inc*	2,704	84,365
Wabash National Corp	2,146	58,543
Winnebago Industries Inc	1,347	96,620
Wolverine World Wide Inc	4,486	45,623
XPEL Inc*	1,041	54,736
Xperi Inc*	2,616	28,671
Total Consumer, Cyclical		9,134,858

Consumer, Non-Cyclical (17.28%)
ABM Industries Inc	3,051	126,037
AdaptHealth Corp*	4,522	46,260
Addus HomeCare Corp*	755	69,671
Adtalem Global Education Inc*	1,854	91,773
Alarm.com Holdings Inc*	2,252	170,454
Alkermes PLC*	7,771	230,721
AMN Healthcare Services Inc*	1,702	95,772
Amphastar Pharmaceuticals Inc*	1,683	78,377
The Andersons Inc	1,477	81,649
ANI Pharmaceuticals Inc*	753	50,956
Arcus Biosciences Inc*	2,864	54,788
Arlo Technologies Inc*	4,263	44,378
Artivion Inc*	1,816	35,049
Astrana Health Inc*	1,871	84,270
Avanos Medical Inc*	2,108	39,146
B&G Foods Inc	4,291	49,561
BioLife Solutions Inc*	1,847	31,214
Calavo Growers Inc	1,095	31,602
Cal-Maine Foods Inc	1,892	108,771
Catalyst Pharmaceuticals Inc*	4,666	74,796
Central Garden & Pet Co*	2,238	84,350
Certara Inc*	4,987	84,181
The Chefs’ Warehouse Inc*	1,825	69,368
CONMED Corp	1,432	115,018

Security Description	Shares	Value
The Cheesecake Factory Inc	2,230	$78,897
Chuy’s Holdings Inc*	1,025	34,676
Cinemark Holdings Inc*	4,940	86,005
Cracker Barrel Old Country Store Inc	1,039	68,709
Dana Inc	3,349	41,863
Dave & Buster’s Entertainment Inc*	1,677	103,538
Designer Brands Inc	2,740	28,934
Dine Brands Global Inc	700	33,957
Dorman Products Inc*	1,276	120,225
Ethan Allen Interiors Inc	1,064	35,570
Foot Locker Inc	3,814	131,316
G-III Apparel Group Ltd*	1,895	63,047
Gentherm Inc*	1,552	88,247
GMS Inc*	1,828	163,259
Golden Entertainment Inc	999	37,023
Green Brick Partners Inc*	1,183	69,206
Group 1 Automotive Inc	643	174,028
Guess? Inc	1,272	32,283
Hanesbrands Inc*	16,301	88,025
Hibbett Inc	577	47,285
HNI Corp	2,169	97,193
Installed Building Products Inc	1,098	262,345
Interface Inc	2,706	42,538
iRobot Corp*	1,297	14,799
Jack in the Box Inc	936	68,328
JetBlue Airways Corp*	15,521	100,576
Kohl’s Corp	4,710	131,268
Kontoor Brands Inc	2,382	140,800
La-Z-Boy Inc	2,004	76,132
LCI Industries	1,141	143,743
Leslie’s Inc*	8,731	68,975
LGI Homes Inc*	975	111,238
M/I Homes Inc*	1,254	159,245
Madison Square Garden Sports Corp*	751	141,331
MarineMax Inc*	928	30,810
MDC Holdings Inc	2,691	168,726
Meritage Homes Corp(a)	1,656	261,085
Methode Electronics Inc	1,622	34,549
MillerKnoll Inc	3,310	101,121
Monarch Casino & Resort Inc	723	50,863
Movado Group Inc	729	20,930
National Vision Holdings Inc*	3,715	86,931
Newell Brands Inc	17,168	128,760
Nu Skin Enterprises Inc	2,300	28,750
The ODP Corp*	1,549	87,488
OPENLANE Inc*	5,346	81,633
Oxford Industries Inc	702	71,176
Papa John’s International Inc	1,475	106,038
Patrick Industries Inc	983	117,901
PC Connection Inc	526	34,916
Phinia Inc	2,174	74,394
PriceSmart Inc	1,165	98,023
Resideo Technologies Inc*	6,983	155,930

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

See accompanying notes to financial statements.

Security Description	Shares	Value
Independent Bank Group Inc	1,672	$73,117
Lakeland Financial Corp	1,184	75,421
National Bank Holdings Corp	1,877	63,518
NBT Bancorp Inc	2,334	80,266
OFG Bancorp	2,237	81,024
Park National Corp	682	87,644
Pathward Financial Inc	1,219	61,974
Preferred Bank	622	44,691
Renasant Corp	2,614	82,629
S&T Bancorp Inc	1,780	55,518
Seacoast Banking Corp of Florida	3,573	86,252
ServisFirst Bancshares Inc	2,207	139,460
Simmons First National Corp	5,639	108,269
Southside Bancshares Inc	1,335	38,261
Stellar Bancorp Inc	1,704	40,385
Tompkins Financial Corp	581	27,981
Triumph Financial Inc*	1,008	75,600
TrustCo Bank Corp NY	857	23,388
Trustmark Corp	2,844	76,390
United Community Banks Inc	5,540	144,095
Veritex Holdings Inc	2,529	49,644
Walker & Dunlop Inc	1,557	148,507
Westamerica BanCorp	1,301	59,469
		3,942,866
Diversified Financial Service (3.06%)
Artisan Partners Asset Management Inc	3,189	137,350
B Riley Financial Inc#	1,016	18,623
Bread Financial Holdings Inc	2,453	93,901
Brightsphere Investment Group Inc	1,760	39,882
Encore Capital Group Inc*	1,060	50,880
Enova International Inc*	1,345	85,071
Moelis & Co	3,003	162,282
Mr Cooper Group Inc*	3,067	218,616
Navient Corp	3,942	64,097
Piper Sandler Cos	700	131,789
PJT Partners Inc	1,038	109,405
PRA Group Inc*	2,123	54,264
Radian Group Inc	7,132	207,826
StoneX Group Inc*	1,249	86,506
Virtus Investment Partners Inc	314	72,948
WisdomTree Inc	5,142	41,445
		1,574,885
Insurance (3.29%)
Ambac Financial Group Inc*	2,104	34,421
American Equity Investment Life Holding Co*	2,812	156,178
AMERISAFE Inc	1,043	55,029
Assured Guaranty Ltd	2,531	231,840
Employers Holdings Inc	1,197	54,715
Genworth Financial Inc*	21,003	129,168

Security Description	Shares	Value
Helix Energy Solutions Group Inc*	6,597	$59,373
Helmerich & Payne Inc	4,479	171,949
Liberty Energy Inc	6,912	147,779
Nabors Industries Ltd*	420	32,915
Northern Oil & Gas Inc	3,000	107,190
Oceaneering International Inc*	4,922	97,259
Par Pacific Holdings Inc*	2,639	95,321
Patterson-UTI Energy Inc	14,311	165,578
Peabody Energy Corp#	4,959	122,834
ProPetro Holding Corp*	3,952	29,245
REX American Resources Corp*	709	31,182
SM Energy Co	5,416	237,056
SolarEdge Technologies Inc*	2,645	177,665
SunCoke Energy Inc	3,900	41,769
Talos Energy Inc*	1,436	18,941
US Silica Holdings Inc*	3,593	41,320
Vital Energy Inc*	645	32,463
Warrior Met Coal Inc	2,422	137,981
Total Energy		2,675,517

Financial (24.42%)
Banks (7.66%)
Ameris Bancorp	3,022	140,005
Atlantic Union Bankshares Corp	3,379	112,386
BancFirst Corp	707	62,032
The Bancorp Inc*	2,417	107,895
Bank of Hawaii Corp	1,851	111,578
BankUnited Inc	3,465	92,931
Banner Corp	1,599	70,100
Cathay General Bancorp	3,273	127,811
Central Pacific Financial Corp	1,218	22,728
City Holding Co	690	69,331
Community Bank System Inc	2,405	108,947
Customers Bancorp Inc*	1,375	74,676
CVB Financial Corp	6,238	106,171
Dime Community Bancshares Inc	1,639	30,715
Eagle Bancorp Inc	1,393	33,181
FB Financial Corp#	1,636	58,307
First BanCorp/Puerto Rico	8,035	136,434
First Bancorp/Southern Pines NC	1,913	65,272
First Commonwealth Financial Corp	4,755	61,958
First Financial Bancorp	4,429	96,109
First Hawaiian Inc	6,057	126,955
Fulton Financial Corp	7,759	119,489
Hanmi Financial Corp	1,369	20,686
Heritage Financial Corp	1,625	29,819
Hilltop Holdings Inc	2,154	66,516
Hope Bancorp Inc	5,861	64,295
Independent Bank Corp	1,975	103,036

Security Description	Shares	Value
Pediatrix Medical Group Inc*	3,731	$34,139
Perdoceo Education Corp	2,959	52,700
Premier Inc	5,391	112,456
Prestige Consumer Healthcare Inc*	2,235	155,511
PROG Holdings Inc*	2,082	64,271
Quanex Building Products Corp	1,564	54,083
RadNet Inc*	2,656	100,556
REGENXBIO Inc*	1,997	34,828
Resources Connection Inc	1,442	19,943
Sabre Corp*	17,097	45,307
Select Medical Holdings Corp	4,736	128,961
The Simply Good Foods Co*	4,221	149,761
SpartanNash Co	1,612	33,965
STAAR Surgical Co*	2,199	68,697
Strategic Education Inc	1,066	118,102
Stride Inc*	1,790	106,953
Supernus Pharmaceuticals Inc*	2,544	75,557
Tandem Diabetes Care Inc*	3,030	80,689
Tootsie Roll Industries Inc	804	26,146
TreeHouse Foods Inc*	2,343	83,856
TrueBlue Inc*	1,403	16,485
UFP Technologies Inc*	327	68,117
United Natural Foods Inc*	2,676	41,772
Universal Corp	1,143	54,875
Upbound Group Inc	2,241	75,656
US Physical Therapy Inc	708	75,239
USANA Health Sciences Inc*	516	24,902
Varex Imaging Corp*	2,184	37,565
Vector Group Ltd	6,172	68,880
Vericel Corp*	2,222	101,501
Vestis Corp	6,087	114,192
Viad Corp*	974	36,262
Vir Biotechnology Inc*	4,133	46,455
WD-40 Co	631	169,354
John Wiley & Sons Inc	1,978	65,966
Xencor Inc*	2,742	62,929
Total Consumer, Non-Cyclical		8,897,578

Energy (5.20%)
Alpha Metallurgical Resources Inc	550	207,488
Archrock Inc	6,395	116,837
Bristow Group Inc*	1,081	29,133
California Resources Corp	2,767	144,354
Callon Petroleum Co*	2,503	77,993
Comstock Resources Inc	2,610	22,316
CONSOL Energy Inc	1,257	107,876
Core Laboratories Inc	2,540	38,024
DNOW Inc*	5,519	78,094
Dril-Quip Inc*	1,932	43,663
Green Plains Inc*	2,907	61,919

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

See accompanying notes to financial statements.

Security Description	Shares	Value
Industrial (18.15%)
AAON Inc	3,140	$263,697
AAR Corp*	1,610	107,516
Advanced Energy Industries Inc	1,736	175,683
AeroVironment Inc*	1,224	155,191
Alamo Group Inc	490	99,122
Albany International Corp	1,405	131,887
American Woodmark Corp*	764	76,583
Apogee Enterprises Inc	1,027	58,755
Applied Industrial Technologies Inc(a)	1,746	331,548
ArcBest Corp	1,066	152,289
Arcosa Inc	2,196	182,268
Armstrong World Industries Inc	2,057	248,095
Astec Industries Inc	1,237	50,222
AZZ Inc	1,221	88,889
Badger Meter Inc	1,322	209,788
Barnes Group Inc	2,472	86,372
Benchmark Electronics Inc	1,661	51,009
Boise Cascade Co(a)	1,843	250,482
Brady Corp	2,019	117,667
CTS Corp	1,451	64,657
Dorian LPG Ltd	1,593	57,587
DXP Enterprises Inc*	669	23,763
Dycom Industries Inc*	1,366	172,785
Encore Wire Corp	734	176,894
Energizer Holdings Inc	3,247	92,702
Enerpac Tool Group Corp	2,448	82,522
Enpro Inc	998	155,508
Enviri Corp*	4,329	34,026
ESCO Technologies Inc	1,161	118,294
Fabrinet*,(a)	1,636	352,674
Federal Signal Corp	2,745	224,843
Forward Air Corp	1,195	44,370
Franklin Electric Co Inc	1,787	185,777
Frontdoor Inc*	3,587	112,488
Gibraltar Industries Inc*	1,417	109,747
Granite Construction Inc	2,127	109,604
The Greenbrier Cos Inc	1,448	74,934
Griffon Corp	1,845	131,733
Hayward Holdings Inc*	5,871	86,832
Heartland Express Inc	2,065	26,391
Hillenbrand Inc	3,149	149,735
Hub Group Inc*	2,810	119,509
Ichor Holdings Ltd*	1,323	56,624
Insteel Industries Inc	905	32,951
Itron Inc*	2,049	189,901
John Bean Technologies Corp	1,482	150,393
Kaman Corp	1,314	60,194
Kennametal Inc	3,893	98,259
Knowles Corp*	4,203	68,677
Lindsay Corp	512	61,087
Marten Transport Ltd	2,600	49,010
Masterbrand Inc*	5,903	102,181
Materion Corp	929	124,783

Security Description	Shares	Value
JBG SMITH Properties	2,821	$46,772
Kennedy-Wilson Holdings Inc	5,517	48,439
KKR Real Estate Finance Trust Inc	2,854	27,827
LTC Properties Inc	1,865	58,673
LXP Industrial Trust	13,628	118,018
The Macerich Co	10,033	164,642
Marcus & Millichap Inc	1,072	39,332
New York Mortgage Trust Inc	5,054	36,439
NexPoint Residential Trust Inc	1,238	36,162
Outfront Media Inc	6,764	97,199
Pebblebrook Hotel Trust	3,747	59,352
PennyMac Mortgage Investment Trust	4,040	57,085
Phillips Edison & Co Inc	5,569	198,925
Ready Capital Corp	7,374	65,112
Redwood Trust Inc	5,524	33,862
Retail Opportunity Investments Corp	5,867	75,860
Safehold Inc	1,980	39,838
Saul Centers Inc	582	21,063
Service Properties Trust	7,719	52,489
SITE Centers Corp	8,110	110,134
SL Green Realty Corp	2,999	145,392
The St Joe Co	1,658	89,316
Summit Hotel Properties Inc	5,009	32,158
Sunstone Hotel Investors Inc	9,256	103,575
Tanger Inc	4,971	143,215
Two Harbors Investment Corp	4,333	54,899
Uniti Group Inc	11,564	67,765
Universal Health Realty Income Trust	572	22,182
Urban Edge Properties	5,745	97,722
Veris Residential Inc	3,614	52,764
Whitestone REIT	2,122	26,143
Xenia Hotels & Resorts Inc	4,938	75,749
		4,597,057
Savings & Loans (1.48%)
Axos Financial Inc*	2,314	120,606
Banc of California Inc	5,416	79,236
Berkshire Hills Bancorp Inc	1,996	42,894
Brookline Bancorp Inc	4,138	40,428
Capitol Federal Financial Inc	5,887	34,086
Northfield Bancorp Inc	1,782	17,998
Northwest Bancshares Inc	5,919	67,832
Pacific Premier Bancorp Inc	4,466	102,093
Provident Financial Services Inc	3,517	53,036
WaFd Inc	3,136	85,425
WSFS Financial Corp	2,736	115,979
		759,613

Total Financial		12,570,862

Security Description	Shares	Value
Goosehead Insurance Inc*	1,138	$86,090
Horace Mann Educators Corp	1,901	68,797
Jackson Financial Inc	3,018	166,141
Lincoln National Corp	7,901	217,594
NMI Holdings Inc*	3,653	109,882
Palomar Holdings Inc*	1,114	84,820
ProAssurance Corp	2,940	36,250
Safety Insurance Group Inc	688	56,526
SiriusPoint Ltd*	4,628	56,786
Stewart Information Services Corp	1,274	80,237
Trupanion Inc*,#	1,663	44,485
United Fire Group Inc	1,180	27,482
		1,696,441
Real Estate (8.93%)
Acadia Realty Trust	4,649	76,197
Alexander & Baldwin Inc	3,378	54,926
American Assets Trust Inc	2,372	51,164
Anywhere Real Estate Inc*	5,964	37,394
Apollo Commercial Real Estate Finance Inc	6,056	67,888
Apple Hospitality REIT Inc	9,587	154,255
Arbor Realty Trust Inc#	8,778	117,625
Armada Hoffler Properties Inc	3,138	31,945
ARMOUR Residential REIT Inc#	843	16,691
Blackstone Mortgage Trust Inc#	7,762	158,114
Brandywine Realty Trust	8,014	34,460
CareTrust REIT Inc	5,421	122,298
Centerspace	832	46,251
Chatham Lodging Trust	2,275	23,205
Community Healthcare Trust Inc	1,456	39,516
Cushman & Wakefield PLC*	7,831	78,232
DiamondRock Hospitality Co	9,911	93,163
Douglas Emmett Inc	7,512	99,309
Easterly Government Properties Inc	4,433	52,309
Ellington Financial Inc	3,507	39,734
Elme Communities	3,957	50,966
Essential Properties Realty Trust Inc	7,266	173,585
eXp World Holdings Inc#	894	11,711
Four Corners Property Trust Inc	4,080	98,654
Franklin BSP Realty Trust Inc	3,736	48,232
Getty Realty Corp	2,449	64,556
Global Net Lease Inc	5,985	43,152
Hannon Armstrong Sustainable Infrastructure Capital Inc	5,232	131,689
Highwoods Properties Inc	4,761	116,406
Hudson Pacific Properties Inc	5,907	37,450
Innovative Industrial Properties Inc	1,305	127,877

S&P SmallCap Index FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

See accompanying notes to financial statements.

Security Description	Shares	Value
Matson Inc	1,573	$174,682
Mercury Systems Inc*	2,501	74,705
Mesa Laboratories Inc	287	31,338
Metallus Inc*	1,730	37,628
Moog Inc	1,338	200,633
Mueller Industries Inc(a)	5,287	271,646
Myers Industries Inc	1,988	38,229
MYR Group Inc*	752	122,170
NV5 Global Inc*	592	60,212
O-I Glass Inc*	7,221	122,179
OSI Systems Inc*	751	98,516
PGT Innovations Inc*	2,570	107,349
Plexus Corp*	1,238	116,867
Proto Labs Inc*	1,200	43,716
RXO Inc*	5,000	107,600
Sanmina Corp*	2,578	162,930
Sealed Air Corp	6,726	234,536
SPX Technologies Inc*	2,056	240,943
Standex International Corp	574	99,302
Sturm Ruger & Co Inc	962	41,674
Tennant Co	869	98,362
Trinity Industries Inc	3,812	96,749
TTM Technologies Inc*	4,761	70,701
World Kinect Corp	2,803	68,281
Worthington Enterprises Inc	1,419	88,148
Total Industrial		9,347,594

Technology (7.41%)
3D Systems Corp*	7,145	29,580
ACI Worldwide Inc*	4,898	161,193
Adeia Inc	4,991	56,598
Agilysys Inc*	945	73,521
Alpha & Omega Semiconductor Ltd*	1,334	29,215
Axcelis Technologies Inc*	1,525	171,822
Cerence Inc*	1,817	27,073
CEVA Inc*	1,061	24,021
Cohu Inc*	2,324	74,670
Consensus Cloud Solutions Inc*	1,021	16,254
Corsair Gaming Inc*	2,073	26,845
CSG Systems International Inc	1,322	72,128
Digi International Inc*	1,620	47,887
Digital Turbine Inc*	5,553	17,603
Diodes Inc*	2,069	140,651
Donnelley Financial Solutions Inc*	1,151	74,309

Security Description	Shares	Value
DoubleVerify Holdings Inc*,(a)	6,491	$200,507
DXC Technology Co*	9,018	197,133
Envestnet Inc*	2,316	119,343
FormFactor Inc*	3,507	150,906
Insight Enterprises Inc*	1,289	242,332
Kulicke & Soffa Industries Inc	2,544	121,145
MaxLinear Inc*	3,456	67,185
NCR Atleos Corp*	3,115	67,782
NCR Voyix Corp*	6,043	88,288
NetScout Systems Inc*	3,198	69,237
PDF Solutions Inc*	1,379	46,872
Photronics Inc*	2,912	83,836
Pitney Bowes Inc	7,144	28,790
Privia Health Group Inc*	4,783	106,757
Progress Software Corp	2,118	113,016
Schrodinger Inc*	2,104	53,568
Semtech Corp*	3,123	66,208
Simulations Plus Inc	871	36,147
SiTime Corp*	646	59,755
SMART Global Holdings Inc*	2,339	49,751
SPS Commerce Inc*,(a)	1,653	306,071
TTEC Holdings Inc	1,178	20,556
Ultra Clean Holdings Inc*	2,087	90,158
Veeco Instruments Inc*	2,623	94,979
Veradigm Inc*	5,293	31,705
Verra Mobility Corp*	7,493	161,999
Xerox Holdings Corp	5,265	98,192
Total Technology		3,815,588

Utilities (1.83%)
American States Water Co	1,722	122,968
Avista Corp	3,485	115,702
California Water Service Group	2,687	123,306
Chesapeake Utilities Corp	1,010	103,050
Clearway Energy Inc	3,836	83,625
Middlesex Water Co	802	40,814
Northwest Natural Holding Co	1,712	62,899
Otter Tail Corp	1,879	169,975
SJW Group	1,353	74,496
Unitil Corp	873	44,488
Total Utilities		941,323

Total Common Stock (Cost $37,326,229)		51,205,160

Security Description	Shares	Value
United States Treasury Bills (0.77%)
United States Treasury Bill (Cost $398,541)	400,000	$398,531

Right (0.00%)
Omniab Inc - 12.5*,(b)	401	—
Omniab Inc - 15*,(b)	401	—

Collateral Received for Securities on Loan (0.99%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 5.51% (Cost $513,768)		513,768

Total Investments (Cost $38,238,538) (101.22%)		$52,117,459
Liabilities in Excess of Other Assets (-1.22%)		(623,666)
Net Assets (100.00%)		$51,493,793

*Non-income producing security.

#Loaned security; a portion of the security is on loan at February 29, 2024.

(a)A portion of these securities, a total of $2,902,944, have been pledged or segregated in connection with obligations for futures contracts.

(b)Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value securities is $0.

Futures contracts at February 29, 2024:

Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
2 / MAR 2024 / Long / CME	$201,685	$205,730	$4,045

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Unaudited) 2/29/24

Security Description	Shares	Value

Common Stock (94.86%)

Basic Materials (1.97%)
CF Industries Holdings Inc(a)	65,500	$5,287,160
Linde PLC(a)	13,500	6,059,070
Newmont Corp(a)	29,200	912,500
Total Basic Materials		12,258,730

Communications (14.80%)
Alphabet Inc Class - A*,(a)	77,300	10,702,958
Alphabet Inc Class - C*,(a)	7,100	992,438
Amazon.com Inc*,(a)	80,400	14,211,504
Arista Networks Inc*,(a)	29,500	8,187,430
AT&T Inc(a)	141,900	2,402,367
Booking Holdings Inc*,(a)	1,700	5,897,011
Cisco Systems Inc(a)	81,200	3,927,644
Comcast Corp(a)	259,400	11,115,290
Meta Platforms Inc(a)	37,200	18,232,836
Netflix Inc*,(a)	5,400	3,255,768
Palo Alto Networks Inc*,(a)	10,400	3,229,720
T-Mobile US Inc(a)	7,800	1,273,740
Uber Technologies Inc*,(a)	29,000	2,305,500
Verizon Communications Inc(a)	47,300	1,892,946
The Walt Disney Co(a)	37,500	4,184,250
Warner Bros Discovery Inc*,(a)	30,191	265,379
Total Communications		92,076,781

Consumer, Cyclical (9.88%)
Amerityre Corp*	20,000,000	800,000
AutoZone Inc*,(a)	1,400	4,208,428
Chipotle Mexican Grill Inc*,(a)	1,500	4,033,155
Costco Wholesale Corp(a)	16,400	12,199,796
Domino’s Pizza Inc(a)	5,400	2,421,090
Hilton Worldwide Holdings Inc(a)	19,200	3,922,944
The Home Depot Inc(a)	11,000	4,186,710
Lennar Corp(a)	15,000	2,377,650
Lowe’s Cos Inc(a)	19,600	4,717,132
Marriott International Inc(a)	15,400	3,847,998
NIKE Inc(a)	10,100	1,049,693
O’Reilly Automotive Inc*,(a)	800	869,936
PulteGroup Inc(a)	10,000	1,083,800
Starbucks Corp(a)	18,800	1,784,120
Target Corp(a)	6,400	978,688
The TJX Cos Inc(a)	22,500	2,230,650
Ulta Beauty Inc*,(a)	10,900	5,979,304
Walmart Inc(a)	81,000	4,747,410
Total Consumer, Cyclical		61,438,504

Consumer, Non-Cyclical (17.44%)
Abbott Laboratories(a)	11,700	1,388,088
AbbVie Inc(a)	60,200	10,598,210

Security Description	Shares	Value
Amgen Inc(a)	8,600	$2,354,938
Archer-Daniels-Midland Co(a)	11,000	584,210
Biogen Inc*,(a)	3,000	650,970
Bristol-Myers Squibb Co(a)	77,100	3,912,825
Cardinal Health Inc(a)	22,600	2,530,748
Centene Corp*,(a)	30,000	2,352,900
The Coca-Cola Co(a)	45,100	2,706,902
Colgate-Palmolive Co(a)	25,000	2,163,000
Conagra Brands Inc(a)	62,200	1,746,576
Constellation Brands Inc(a)	3,600	894,672
CVS Health Corp(a)	48,700	3,621,819
Eli Lilly & Co(a)	12,500	9,421,000
Gartner Inc*,(a)	5,300	2,467,468
Gilead Sciences Inc(a)	1,700	122,570
Global Payments Inc(a)	19,500	2,529,150
HCA Healthcare Inc(a)	11,500	3,584,550
The Hershey Co(a)	7,800	1,465,776
Humana Inc(a)	4,100	1,436,312
Intuitive Surgical Inc*,(a)	10,500	4,048,800
Johnson & Johnson(a)	34,100	5,503,058
McKesson Corp(a)	6,600	3,441,306
Merck & Co Inc(a)	9,300	1,182,495
Molson Coors Beverage Co(a)	17,200	1,073,624
Monster Beverage Corp*,(a)	69,600	4,113,360
PayPal Holdings Inc*,(a)	30,100	1,816,234
Pfizer Inc(a)	169,900	4,512,544
The Procter & Gamble Co(a)	47,400	7,533,756
Regeneron Pharmaceuticals Inc*,(a)	6,500	6,279,585
S&P Global Inc(a)	5,300	2,270,414
UnitedHealth Group Inc(a)	8,700	4,294,320
Vertex Pharmaceuticals Inc*,(a)	14,000	5,890,360
Total Consumer, Non-Cyclical		108,492,540

Energy (3.94%)
Chevron Corp(a)	23,000	3,496,230
ConocoPhillips(a)	46,400	5,221,856
Devon Energy Corp(a)	81,000	3,568,860
Exxon Mobil Corp(a)	67,200	7,023,744
Marathon Petroleum Corp(a)	20,600	3,486,138
Schlumberger NV(a)	35,700	1,725,381
Total Energy		24,522,209

Financial (13.07%)
Banks (3.28%)
Bank of America Corp(a)	91,500	3,158,580
Citigroup Inc(a)	6,800	377,332
JPMorgan Chase & Co(a)	35,000	6,512,100
Morgan Stanley(a)	24,300	2,090,772
Truist Financial Corp(a)	53,000	1,853,940
US Bancorp(a)	45,600	1,913,376
Wells Fargo & Co(a)	80,400	4,469,436
		20,375,536

Security Description	Shares	Value
Diversified Financial Service (3.14%)
American Express Co(a)	13,700	$3,006,054
CME Group Inc(a)	14,200	3,128,970
Intercontinental Exchange Inc(a)	34,100	4,720,122
Mastercard Inc(a)	8,900	4,225,364
The Charles Schwab Corp(a)	67,000	4,474,260
		19,554,770
Insurance (4.22%)
Aon PLC(a)	16,300	5,150,637
Berkshire Hathaway Inc*,(a)	15,100	6,181,940
Marsh & McLennan Cos Inc(a)	21,400	4,328,578
The Progressive Corp(a)	45,000	8,530,200
The Travelers Cos Inc(a)	9,400	2,077,024
		26,268,379
Real Estate (2.43%)
American Tower Corp(a)	5,800	1,153,388
CBRE Group Inc*,(a)	16,900	1,552,941
Digital Realty Trust Inc(a)	23,100	3,391,311
Equinix Inc(a)	2,400	2,133,168
Extra Space Storage Inc(a)	10,500	1,480,185
Iron Mountain Inc(a)	43,400	3,412,976
Prologis Inc(a)	15,000	1,999,050
		15,123,019

Total Financial		81,321,704

Industrial (8.12%)
The Boeing Co*,(a)	10,800	2,200,176
Caterpillar Inc(a)	19,100	6,378,636
Deere & Co(a)	3,800	1,387,190
Eaton Corp PLC(a)	22,400	6,473,600
General Dynamics Corp(a)	17,500	4,781,875
Lockheed Martin Corp(a)	23,000	9,849,520
Packaging Corp of America(a)	2,100	380,499
RTX Corp(a)	47,500	4,259,325
Trane Technologies PLC(a)	8,200	2,312,154
Union Pacific Corp(a)	20,300	5,149,907
United Parcel Service Inc(a)	49,500	7,338,870
Total Industrial		50,511,752

Technology (23.50%)
Accenture PLC(a)	12,700	4,759,706
Adobe Inc*,(a)	21,800	12,214,104
Apple Inc(a)	59,200	10,700,400
Applied Materials Inc(a)	25,000	5,040,500
Broadcom Inc(a)	8,900	11,574,361
Cadence Design Systems Inc*,(a)	27,900	8,492,202
Cognizant Technology Solutions Corp(a)	22,900	1,809,558
Fidelity National Information Services Inc(a)	37,500	2,594,625

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

See accompanying notes to financial statements.

Security Description	Shares	Value
Fortinet Inc*,(a)	58,700	$4,056,757
Hewlett Packard Enterprise Co(a)	138,100	2,103,263
International Business Machines Corp(a)	21,200	3,922,636
Intel Corp(a)	30,600	1,317,330
Intuit Inc(a)	15,600	10,341,084
Jack Henry & Associates Inc(a)	10,500	1,824,585
Microchip Technology Inc(a)	26,300	2,212,882
Microsoft Corp(a)	28,200	11,664,648
MSCI Inc(a)	7,100	3,982,887
NetApp Inc(a)	32,300	2,878,576
NVIDIA Corp(a)	12,200	9,651,664
NXP Semiconductors NV(a)	17,000	4,245,410
ON Semiconductor Corp*,(a)	14,300	1,128,556
Oracle Corp(a)	24,000	2,680,320
QUALCOMM Inc(a)	20,300	3,203,137

Security Description	Shares	Value
Salesforce Inc*,(a)	24,700	$7,627,854
Seagate Technology Holdings PLC(a)	5,300	493,165
ServiceNow Inc*,(a)	10,000	7,713,400
Skyworks Solutions Inc(a)	10,100	1,059,692
Synopsys Inc*,(a)	3,500	2,008,055
Texas Instruments Inc(a)	28,200	4,718,706
Total Technology		146,020,063

Utilities (2.14%)
American Water Works Co Inc(a)	18,700	2,216,698
Constellation Energy Corp(a)	35,700	6,013,665
NextEra Energy Inc(a)	39,000	2,152,410
Public Service Enterprise Group Inc(a)	15,800	985,920
The Southern Co(a)	28,700	1,930,075
Total Utilities		13,298,768

Security Description	Shares	Value
Total Common Stock (Cost $554,193,287)		$589,941,051

United States Treasury Bills (6.12%)
United States Treasury Bill (Cost $38,060,663)	38,200,000	38,059,668

Total Investments (Cost $592,253,950) (100.98%)		$628,000,719
Liabilities in Excess of Other Assets (-0.98%)		(6,065,979)
Net Assets (100.00%)		$621,934,740

*Non-income producing security.

(a)A portion of these securities, a total of $587,697,981, have been pledged or segregated in connection with written call options.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	03/15/2024	(76)	$115.00	$874,000	$(34,580)
AbbVie Inc	03/15/2024	(130)	165.00	2,145,000	(147,680)
AbbVie Inc	03/15/2024	(60)	180.00	1,080,000	(5,820)
AbbVie Inc	04/19/2024	(170)	175.00	2,975,000	(79,900)
Accenture PLC	03/15/2024	(50)	375.00	1,875,000	(29,000)
Accenture PLC	03/15/2024	(27)	380.00	1,026,000	(9,369)
Adobe Inc	03/15/2024	(35)	640.00	2,240,000	(12,075)
Adobe Inc	03/15/2024	(16)	660.00	1,056,000	(3,328)
Alphabet Inc - Class A	03/15/2024	(66)	155.00	1,023,000	(396)
Alphabet Inc - Class A	04/19/2024	(90)	140.00	1,260,000	(41,760)
Alphabet Inc - Class C	04/05/2024	(71)	140.00	994,000	(30,530)
Amazon.com Inc	03/15/2024	(132)	175.00	2,310,000	(57,420)
Amazon.com Inc	04/19/2024	(190)	170.00	3,230,000	(214,700)
American Express Co	04/05/2024	(45)	215.00	967,500	(39,600)
American Tower Corp	03/15/2024	(17)	200.00	340,000	(6,375)
American Water Works Co Inc	03/15/2024	(55)	125.00	687,500	(1,375)
Amgen Inc	03/15/2024	(45)	300.00	1,350,000	(675)
Aon PLC	03/15/2024	(50)	320.00	1,600,000	(16,750)
Apple Inc	04/05/2024	(260)	185.00	4,810,000	(72,020)
Applied Materials Inc	03/15/2024	(110)	190.00	2,090,000	(142,450)
Applied Materials Inc	04/19/2024	(110)	185.00	2,035,000	(233,310)
Archer-Daniels-Midland Co	03/15/2024	(20)	55.00	110,000	(1,400)
Arista Networks Inc	03/15/2024	(295)	260.00	7,670,000	(572,300)
AT&T Inc	03/15/2024	(220)	17.00	374,000	(5,500)
AT&T Inc	04/19/2024	(400)	18.00	720,000	(5,200)
AutoZone Inc	03/15/2024	(3)	2950.00	885,000	(26,547)
Bank of America Corp	04/19/2024	(800)	34.00	2,720,000	(136,000)
Berkshire Hathaway Inc	03/15/2024	(26)	410.00	1,066,000	(11,700)
Biogen Inc	03/15/2024	(6)	230.00	138,000	(630)
The Boeing Co	03/15/2024	(18)	210.00	378,000	(3,960)
Booking Holdings Inc	03/15/2024	(7)	3750.00	2,625,000	(4,011)
Booking Holdings Inc	03/15/2024	(2)	3950.00	790,000	(1,040)
Bristol-Myers Squibb Co	03/15/2024	(275)	50.00	1,375,000	(39,875)
Broadcom Inc	03/15/2024	(29)	1260.00	3,654,000	(215,760)
Cadence Design Systems Inc	03/15/2024	(60)	300.00	1,800,000	(61,800)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Cardinal Health Inc	03/15/2024	(108)	$110.00	$1,188,000	$(27,000)
Caterpillar Inc	04/19/2024	(50)	340.00	1,700,000	(49,650)
CBRE Group Inc	03/15/2024	(30)	90.00	270,000	(10,800)
CBRE Group Inc	03/15/2024	(100)	95.00	950,000	(5,500)
Centene Corp	03/15/2024	(125)	80.00	1,000,000	(11,500)
CF Industries Holdings Inc	03/15/2024	(200)	82.50	1,650,000	(23,600)
The Charles Schwab Corp	03/15/2024	(220)	67.50	1,485,000	(25,740)
The Charles Schwab Corp	03/15/2024	(125)	65.00	812,500	(33,125)
Chevron Corp	03/15/2024	(150)	155.00	2,325,000	(18,900)
Chipotle Mexican Grill Inc	03/15/2024	(4)	2800.00	1,120,000	(2,800)
Cisco Systems Inc	04/19/2024	(400)	50.00	2,000,000	(18,400)
Citigroup Inc	03/15/2024	(30)	57.50	172,500	(1,170)
CME Group Inc	03/15/2024	(70)	220.00	1,540,000	(21,000)
The Coca-Cola Co	03/15/2024	(430)	60.00	2,580,000	(24,940)
Cognizant Technology Solutions Corp	03/15/2024	(150)	77.50	1,162,500	(29,700)
Colgate-Palmolive Co	03/15/2024	(150)	85.00	1,275,000	(31,800)
Comcast Corp	03/15/2024	(480)	42.50	2,040,000	(50,400)
Comcast Corp	04/19/2024	(200)	47.50	950,000	(3,400)
Conagra Brands Inc	03/15/2024	(110)	27.00	297,000	(12,650)
ConocoPhillips	03/15/2024	(100)	115.00	1,150,000	(11,800)
Constellation Brands Inc	03/15/2024	(10)	250.00	250,000	(2,900)
Constellation Energy Corp	03/15/2024	(175)	130.00	2,275,000	(604,975)
Costco Wholesale Corp	03/15/2024	(80)	725.00	5,800,000	(235,760)
Costco Wholesale Corp	03/15/2024	(15)	750.00	1,125,000	(21,840)
CVS Health Corp	03/15/2024	(220)	80.00	1,760,000	(2,640)
Deere & Co	04/19/2024	(10)	370.00	370,000	(9,290)
Devon Energy Corp	03/15/2024	(90)	42.50	382,500	(16,740)
Devon Energy Corp	04/19/2024	(140)	45.00	630,000	(17,920)
Digital Realty Trust Inc	03/15/2024	(100)	150.00	1,500,000	(15,000)
Domino’s Pizza Inc	03/15/2024	(28)	450.00	1,260,000	(17,080)
Eaton Corp PLC	04/19/2024	(130)	270.00	3,510,000	(300,300)
Eli Lilly & Co	03/15/2024	(15)	770.00	1,155,000	(16,200)
Equinix Inc	03/15/2024	(12)	860.00	1,032,000	(43,200)
Extra Space Storage Inc	03/15/2024	(15)	145.00	217,500	(1,860)
Exxon Mobil Corp	04/19/2024	(328)	105.00	3,444,000	(114,472)
Fidelity National Information Services Inc	03/15/2024	(100)	65.00	650,000	(44,000)
Fortinet Inc	03/15/2024	(317)	65.00	2,060,500	(144,235)
Gartner Inc	04/19/2024	(17)	480.00	816,000	(16,320)
General Dynamics Corp	03/15/2024	(25)	270.00	675,000	(13,750)
General Dynamics Corp	03/15/2024	(150)	280.00	4,200,000	(15,900)
Gilead Sciences Inc	03/15/2024	(17)	82.50	140,250	(34)
Global Payments Inc	03/15/2024	(195)	135.00	2,632,500	(16,575)
HCA Healthcare Inc	04/19/2024	(25)	320.00	800,000	(16,500)
The Hershey Co	03/15/2024	(30)	200.00	600,000	(1,050)
Hewlett Packard Enterprise Co	03/15/2024	(230)	16.00	368,000	(9,200)
Hilton Worldwide Holdings Inc	04/19/2024	(150)	195.00	2,925,000	(199,500)
The Home Depot Inc	03/15/2024	(28)	375.00	1,050,000	(22,540)
Humana Inc	03/15/2024	(10)	380.00	380,000	(900)
Intel Corp	03/15/2024	(35)	45.00	157,500	(1,575)
Intercontinental Exchange Inc	03/15/2024	(50)	135.00	675,000	(22,750)
International Business Machines Corp	03/15/2024	(30)	190.00	570,000	(3,390)
Intuit Inc	03/15/2024	(15)	680.00	1,020,000	(12,000)
Intuit Inc	04/19/2024	(70)	660.00	4,620,000	(206,500)
Intuitive Surgical Inc	03/15/2024	(27)	410.00	1,107,000	(3,024)
Iron Mountain Inc	03/15/2024	(174)	67.50	1,174,500	(205,494)
Jack Henry & Associates Inc	03/15/2024	(50)	175.00	875,000	(9,500)
Johnson & Johnson	03/15/2024	(270)	160.00	4,320,000	(79,380)

See accompanying notes to financial statements.

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
JPMorgan Chase & Co	03/15/2024	(30)	$185.00	$555,000	$(9,300)
JPMorgan Chase & Co	04/19/2024	(80)	185.00	1,480,000	(48,960)
Lennar Corp	03/15/2024	(90)	160.00	1,440,000	(44,100)
Linde PLC	03/15/2024	(135)	430.00	5,805,000	(276,075)
Lockheed Martin Corp	03/15/2024	(90)	430.00	3,870,000	(47,250)
Lowe’s Cos Inc	03/15/2024	(110)	230.00	2,530,000	(132,550)
Marathon Petroleum Corp	03/15/2024	(90)	170.00	1,530,000	(32,490)
Marriott International Inc	03/15/2024	(17)	240.00	408,000	(17,000)
Marriott International Inc	04/19/2024	(50)	260.00	1,300,000	(20,250)
Marsh & McLennan Cos Inc	03/15/2024	(70)	200.00	1,400,000	(25,200)
Marsh & McLennan Cos Inc	04/19/2024	(90)	210.00	1,890,000	(17,550)
Mastercard Inc	03/15/2024	(22)	475.00	1,045,000	(14,190)
McKesson Corp	03/15/2024	(40)	500.00	2,000,000	(98,800)
Merck & Co Inc	04/19/2024	(60)	130.00	780,000	(12,360)
Meta Platforms Inc	03/15/2024	(25)	495.00	1,237,500	(23,500)
Meta Platforms Inc	04/19/2024	(125)	485.00	6,062,500	(318,750)
Microchip Technology Inc	03/15/2024	(70)	85.00	595,000	(11,900)
Microsoft Corp	03/15/2024	(148)	410.00	6,068,000	(128,020)
Microsoft Corp	04/19/2024	(25)	445.00	1,112,500	(6,550)
Molson Coors Beverage Co	03/15/2024	(30)	62.50	187,500	(3,000)
Monster Beverage Corp	03/15/2024	(140)	57.50	805,000	(28,700)
Morgan Stanley	03/15/2024	(30)	87.50	262,500	(2,820)
MSCI Inc	03/15/2024	(15)	570.00	855,000	(13,575)
NetApp Inc	03/15/2024	(45)	90.00	405,000	(14,895)
Netflix Inc	04/19/2024	(6)	620.00	372,000	(15,150)
Newmont Corp	03/15/2024	(80)	35.00	280,000	(640)
NextEra Energy Inc	03/15/2024	(120)	60.00	720,000	(1,440)
NIKE Inc	03/15/2024	(40)	110.00	440,000	(1,200)
NVIDIA Corp	04/19/2024	(10)	810.00	810,000	(44,510)
NXP Semiconductors NV	04/19/2024	(30)	260.00	780,000	(18,990)
ON Semiconductor Corp	03/15/2024	(30)	85.00	255,000	(2,220)
Oracle Corp	04/05/2024	(69)	110.00	759,000	(40,848)
O’Reilly Automotive Inc	03/15/2024	(8)	1070.00	856,000	(24,416)
Packaging Corp of America	03/15/2024	(8)	170.00	136,000	(9,800)
Palo Alto Networks Inc	03/15/2024	(40)	330.00	1,320,000	(15,200)
PayPal Holdings Inc	03/15/2024	(70)	62.50	437,500	(5,390)
Pfizer Inc	03/15/2024	(300)	27.50	825,000	(6,300)
The Procter & Gamble Co	03/15/2024	(250)	160.00	4,000,000	(31,750)
The Progressive Corp	03/15/2024	(55)	185.00	1,017,500	(37,400)
The Progressive Corp	03/15/2024	(181)	190.00	3,439,000	(62,445)
Prologis Inc	03/15/2024	(47)	135.00	634,500	(7,285)
Public Service Enterprise Group Inc	03/15/2024	(40)	60.00	240,000	(10,600)
PulteGroup Inc	04/19/2024	(15)	110.00	165,000	(6,750)
QUALCOMM Inc	03/15/2024	(203)	155.00	3,146,500	(106,575)
Regeneron Pharmaceuticals Inc	03/15/2024	(10)	990.00	990,000	(10,600)
RTX Corp	04/19/2024	(300)	95.00	2,850,000	(17,700)
S&P Global Inc	04/19/2024	(10)	430.00	430,000	(13,800)
Salesforce Inc	03/15/2024	(25)	300.00	750,000	(32,975)
Schlumberger NV	03/15/2024	(80)	50.00	400,000	(4,000)
Seagate Technology Holdings PLC	03/15/2024	(10)	90.00	90,000	(4,550)
ServiceNow Inc	03/15/2024	(35)	780.00	2,730,000	(49,735)
ServiceNow Inc	03/15/2024	(13)	830.00	1,079,000	(4,095)
Skyworks Solutions Inc	03/15/2024	(27)	110.00	297,000	(2,025)
The Southern Co	03/15/2024	(192)	70.00	1,344,000	(2,496)
Starbucks Corp	03/15/2024	(153)	100.00	1,530,000	(2,754)
Target Corp	03/15/2024	(35)	155.00	542,500	(17,500)
Texas Instruments Inc	04/19/2024	(60)	170.00	1,020,000	(30,420)

Shelton Equity Income FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

See accompanying notes to financial statements.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
The TJX Cos Inc	03/15/2024	(120)	$100.00	$1,200,000	$(12,360)
T-Mobile US Inc	03/15/2024	(35)	165.00	577,500	(4,095)
Trane Technologies PLC	03/15/2024	(82)	270.00	2,214,000	(118,080)
The Travelers Cos Inc	03/15/2024	(47)	220.00	1,034,000	(12,690)
Truist Financial Corp	04/19/2024	(200)	40.00	800,000	(5,000)
Uber Technologies Inc	03/15/2024	(100)	85.00	850,000	(5,200)
Ulta Beauty Inc	03/15/2024	(45)	550.00	2,475,000	(88,065)
Union Pacific Corp	03/15/2024	(30)	250.00	750,000	(18,570)
United Parcel Service Inc	03/15/2024	(164)	150.00	2,460,000	(25,584)
UnitedHealth Group Inc	03/15/2024	(23)	520.00	1,196,000	(2,323)
US Bancorp	03/15/2024	(100)	42.50	425,000	(8,700)
Verizon Communications Inc	03/15/2024	(400)	41.00	1,640,000	(11,600)
Vertex Pharmaceuticals Inc	03/15/2024	(40)	430.00	1,720,000	(21,520)
Vertex Pharmaceuticals Inc	03/15/2024	(23)	440.00	1,012,000	(5,290)
Walmart Inc	03/15/2024	(810)	56.67	4,590,270	(183,870)
The Walt Disney Co	04/19/2024	(125)	115.00	1,437,500	(34,125)
Warner Bros Discovery Inc	03/15/2024	(20)	10.00	20,000	(80)
Wells Fargo & Co	03/15/2024	(120)	50.00	600,000	(69,600)
Wells Fargo & Co	03/15/2024	(300)	52.50	1,575,000	(102,000)
Total Written Call Options (Premiums Received $6,169,503)				$247,353,020	$(7,861,101)

Nasdaq 100 Index FundPortfolio of Investments (Unaudited) 2/29/24

Security Description	Shares	Value

Common Stock (98.22%)

Communications (25.33%)
Advertising (0.27%)
The Trade Desk Inc*,#	52,302	$4,468,160
		4,468,160
Internet (20.40%)
Airbnb Inc*,#	51,770	8,152,222
Alphabet Inc - Class A*	272,847	37,778,396
Alphabet Inc - Class C*	263,949	36,894,791
Amazon.com Inc*,(a)	476,446	84,216,595
Booking Holdings Inc*	4,154	14,409,520
CDW Corp	15,700	3,865,497
DoorDash Inc*,#	43,451	5,412,691
MercadoLibre Inc*	5,984	9,546,275
Meta Platforms Inc(a)	162,802	79,794,144
Netflix Inc*	52,119	31,423,587
Palo Alto Networks Inc*,#	37,546	11,659,910
PDD Holdings Inc*	79,057	9,845,759
		332,999,387
Media (1.85%)
Charter Communications Inc*,#	17,614	5,177,283
Comcast Corp	478,189	20,490,399
Sirius XM Holdings Inc#	454,388	2,008,395
Warner Bros Discovery Inc*,#	285,803	2,512,208
		30,188,285
Telecommunications (2.81%)
Cisco Systems Inc	483,886	23,405,566

Security Description	Shares	Value
T-Mobile US Inc#	137,715	$22,488,860
		45,894,426

Total Communications		413,550,258

Consumer, Cyclical (9.18%)
Copart Inc*	114,346	6,077,490
Costco Wholesale Corp	52,722	39,219,369
Dollar Tree Inc*,#	25,788	3,782,584
Fastenal Co	68,044	4,967,892
Lululemon Athletica Inc*	14,459	6,753,654
Marriott International Inc	34,973	8,738,704
O’Reilly Automotive Inc*,#	7,002	7,614,115
PACCAR Inc	62,288	6,907,116
Ross Stores Inc	40,325	6,006,812
Starbucks Corp	135,360	12,845,664
Tesla Inc*	221,846	44,786,270
Walgreens Boots Alliance Inc#	101,251	2,152,596
Total Consumer, Cyclical		149,852,266

Consumer, Non-Cyclical (12.01%)
Amgen Inc	63,730	17,451,184
AstraZeneca PLC#	69,341	4,448,919
Automatic Data Processing Inc	48,683	12,225,762
Biogen Inc*	16,982	3,684,924
Cintas Corp	12,128	7,623,782
Coca-Cola Europacific Partners PLC	53,536	3,674,176
CoStar Group Inc*,#	47,860	4,165,256

Security Description	Shares	Value
Dexcom Inc*	46,010	$5,294,371
GE HealthCare Technologies Inc#	53,355	4,870,244
Gilead Sciences Inc	147,485	10,633,669
IDEXX Laboratories Inc*	9,889	5,688,449
Illumina Inc*	18,611	2,602,376
Intuitive Surgical Inc*	41,925	16,166,280
Keurig Dr Pepper Inc	166,516	4,980,494
The Kraft Heinz Co	146,058	5,152,926
Moderna Inc*	45,129	4,162,699
Mondelez International Inc#	162,058	11,841,578
Monster Beverage Corp*	123,897	7,322,313
PayPal Holdings Inc*	128,387	7,746,872
PepsiCo Inc	163,721	27,069,630
Regeneron Pharmaceuticals Inc*	12,680	12,250,021
Verisk Analytics Inc	17,161	4,151,246
Vertex Pharmaceuticals Inc*	30,685	12,910,407
Total Consumer, Non-Cyclical		196,117,578

Energy (0.45%)
Baker Hughes Co	119,100	3,524,169
Diamondback Energy Inc	20,977	3,828,722
Total Energy		7,352,891

Industrial (1.85%)
CSX Corp	235,321	8,928,079
Honeywell International Inc	78,504	15,601,099

Nasdaq 100 Index FundPortfolio of Investments (Unaudited) (Continued) 2/29/24

See accompanying notes to financial statements.

Security Description	Shares	Value
Old Dominion Freight Line Inc	12,993	$5,749,143
Total Industrial		30,278,321

Technology (48.22%)
Computers (9.41%)
Apple Inc(a)	717,053	129,607,330
Cognizant Technology Solutions Corp	59,348	4,689,679
Crowdstrike Holdings Inc*	27,106	8,786,410
Fortinet Inc*	90,892	6,281,546
Zscaler Inc*	17,383	4,206,165
		153,571,130
Semiconductors (22.48%)
Advanced Micro Devices Inc*	192,376	37,038,151
Analog Devices Inc	58,739	11,267,315
Applied Materials Inc	99,616	20,084,578
ASML Holding NV	10,453	9,947,911
Broadcom Inc	55,624	72,338,455
GLOBALFOUNDRIES Inc*,#	64,834	3,544,475
Intel Corp#	502,049	21,613,209
KLA Corp	16,187	11,044,390
Lam Research Corp	15,694	14,724,896
Marvell Technology Inc	102,743	7,362,563
Microchip Technology Inc	64,428	5,420,972
Micron Technology Inc	130,641	11,837,381
NVIDIA Corp	113,878	90,091,163
NXP Semiconductors NV#	30,694	7,665,213
ON Semiconductor Corp*	50,478	3,983,724
QUALCOMM Inc#	132,538	20,913,171
Texas Instruments Inc	108,150	18,096,740
		366,974,307

Security Description	Shares	Value
Software (16.33%)
Adobe Inc*	54,218	$30,377,261
ANSYS Inc*	10,181	3,402,185
Atlassian Corp*	18,167	3,768,199
Autodesk Inc*	25,455	6,571,717
Cadence Design Systems Inc*	32,397	9,860,999
Datadog Inc*	35,414	4,655,524
Electronic Arts Inc	31,855	4,443,135
Intuit Inc	33,335	22,097,438
Microsoft Corp	342,661	141,738,297
MongoDB Inc*,#	8,361	3,742,216
Paychex Inc#	43,016	5,274,622
Roper Technologies Inc	12,720	6,928,966
Splunk Inc*	19,748	3,085,033
Synopsys Inc*	18,110	10,390,250
Take-Two Interactive Software Inc*	19,932	2,928,609
Workday Inc*	24,888	7,333,498
		266,597,949

Total Technology		787,143,386

Utilities (1.18%)
American Electric Power Co Inc	62,622	5,334,768
Constellation Energy Corp	37,802	6,367,748
Exelon Corp	116,666	4,181,309
Xcel Energy Inc	64,673	3,407,620
Total Utilities		19,291,445

Total Common Stock (Cost $726,320,693)		1,603,586,145

Security Description	Shares	Value
United States Treasury Bills (1.61%)
United States Treasury Bill (Cost $26,204,009)	26,300,000	$26,203,384

Collateral Received for Securities on Loan (4.72%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 5.51% (Cost $77,104,005)		77,104,005

Total Investments (Cost $829,628,707) (104.55%)		$1,706,893,534
Liabilities in Excess of Other Assets (-4.55%)		(74,449,451)
Net Assets (100.00%)		$1,632,444,083

*Non-income producing security.

#Loaned security; a portion of the security is on loan at February 29, 2024.

(a)A portion of these securities, a total of $106,304,716, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at February 29, 2024:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
75 / MAR 2024 / Long / CME	$26,510,840	$27,124,125	$613,285

See accompanying notes to financial statements.

Shelton Sustainable Equity FundPortfolio of Investments (Unaudited) 2/29/24

Security Description	Shares	Value
Common Stock (96.39%)

Basic Materials (5.81%)
Cabot Corp	53,272	$4,525,456
CF Industries Holdings Inc	40,000	3,228,800
Total Basic Materials		7,754,256

Consumer, Cyclical (6.76%)
Aramark	130,000	3,942,900
H&E Equipment Services Inc	90,000	5,084,100
Total Consumer, Cyclical		9,027,000

Consumer, Non-Cyclical (14.52%)
Bunge Global SA	54,000	5,095,980
Darling Ingredients Inc*	115,000	4,865,650
Moderna Inc*	16,720	1,542,253
R1 RCM Inc	210,000	2,950,500
Vestis Corp	65,000	1,219,400
Viatris Inc	300,000	3,711,000
Total Consumer, Non-Cyclical		19,384,783

Energy (10.88%)
Enphase Energy Inc*	33,200	4,216,732
First Solar Inc*	32,322	4,974,033
Green Plains Inc*	120,000	2,556,000
Shoals Technologies Group Inc	100,000	1,283,000
SolarEdge Technologies Inc	13,135	882,278
SunPower Corp	200,268	622,833
Total Energy		14,534,876

Security Description	Shares	Value
Financial (6.09%)
Alexandria Real Estate Equities Inc	26,400	$3,292,872
Hannon Armstrong Sustainable Infrastructure Capital Inc	192,500	4,845,225
Total Financial		8,138,097

Industrial (42.51%)
Accelleron Industries AG	4,875	163,516
Advanced Energy Industries Inc	44,700	4,523,640
AECOM	52,500	4,663,575
Ag Growth International Inc	84,900	3,538,790
Clean Harbors Inc*	25,000	4,552,500
Deere & Co	12,000	4,380,600
Energy Recovery Inc*	135,000	2,110,050
Gibraltar Industries Inc*	55,000	4,259,750
Johnson Controls International plc	70,000	4,148,900
Net Power Inc*	100,000	817,000
Ryerson Holding Corp	100,000	3,158,000
Schneider Electric SE	20,000	4,535,236
Siemens AG	20,000	3,954,604
The Timken Co	38,000	3,191,620
Valmont Industries Inc	15,500	3,284,915
Veralto Corp	8,333	720,138
Xylem Inc	37,500	4,764,375
Total Industrial		56,767,209

Security Description	Shares	Value
Utilities (9.82%)
Brookfield Renewable Corp	186,700	$4,428,524
Essential Utilities Inc	115,000	3,999,700
Ormat Technologies Inc	72,000	4,690,800
Total Utilities		13,119,024

Total Common Stock (Cost $125,252,731)		128,725,245

United States Treasury Bills (3.51%)
United States Treasury Bill	4,700,000	4,682,734
Total United States Treasury Bills (Cost $4,682,785)

Total Investments (Cost $129,935,516) (99.90%)		$133,407,979
Other Net Assets (0.10%)		137,790
Net Assets (100.00%)		$133,545,769

*Non-income producing security.

See accompanying notes to financial statements.

Statement of Assets & Liabilities February 29, 2024 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P Midcap Index Fund
Assets
Investments in securities
Cost of investments	$40,988,073	$14,806,448	$24,519,569	$94,154,589	$72,562,944
Market value of investments (Note 1)	40,831,810	14,216,199	24,519,569	267,091,177	111,163,373
Cash	80,127	46,700	84,947	64,168	66,121
Cash held at broker	—	—	—	—	—
Interest receivable	343,199	96,024	—	—	—
Dividend receivable	—	—	—	353,546	84,692
Variation margin receivable	—	—	—	4,747
Receivable from investment advisor	—	4,646	—	—	—
Receivable for fund shares sold	864	10,428	4,002	52,966	3,634
Securities Lending income receivable	—	—	—	1,214	355
Prepaid expenses	2,884	22,718	3,362	3,503	1,289
Total assets	$41,258,884	$14,396,715	$24,611,880	$267,571,321	$111,319,464

Liabilities
Written options, at value (premiums 6,169,503)	—	—	—	—	—
Variation margin payable	—	—	—	—	—
Cash due to Broker	—	—	—	—	—
Collateral for securities loaned	—	—	—	12,893,212	567,483
Payable to investment advisor	16,358	5,706	9,794	49,386	34,243
Payable for investments purchased	—	—	—	—	—
Payable for fund shares purchased	4,224	2,032	98,825	7,083	8,045
Distributions payable	12,176	990	463	—	—
Accrued 12b-1 fees	—	32	—	381	103
Accrued shareholder service fees	—	—	—	303	70
Accrued administration fees	2,309	806	1,379	13,944	6,043
Accrued CCO fees	404	—	273	4,458	1,735
Accrued custody fees	504	566	959	2,122	1,123
Accrued fund accounting fees	7,875	—	6,165	17,185	13,488
Accrued printing fees	2,794	841	2,490	—	1,564
Accrued state registration fees	5,227	18,405	4,888	3,440	5,656
Accrued transfer agent fees	5,702	8,193	6,886	9,666	5,801
Accrued trustee fees	97	—	138	771	508
Accrued expenses	3,044	—	3,998	26,540	16,294
Total liabilities	60,714	37,571	136,258	13,028,491	662,156

Net assets	$41,198,170	$14,359,144	$24,475,622	$254,542,830	$110,657,308

Net assets at February 29, 2024 consist of
Paid-in capital	$41,427,008	$15,761,489	$24,481,675	$74,088,908	$67,490,430
Distributable earnings/(loss)	(228,838)	(1,402,345)	(6,053)	180,453,922	43,166,878
Total net assets	$41,198,170	$14,359,144	$24,475,622	$254,542,830	$110,657,308

Net assets
Investor Shares	$41,198,170	$14,196,115	$24,475,622	$252,585,419	$110,130,104
K Shares		$163,029		$1,957,411	$527,204
Institutional Shares
Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	3,842,384	1,519,083	24,488,370	3,490,307	4,267,858
K Shares (no par value, unlimited shares authorized)		17,442		27,139	21,398
Institutional Shares (no par value, unlimited shares authorized)
Net asset value per share
Investor Shares	$10.72	$9.35	$1.00	$72.37	$25.80
K Shares		$9.35		$72.12	$24.64
Insitutional Shares

See accompanying notes to financial statements.

Statement of Assets & Liabilities February 29, 2024 (Unaudited) (Continued)

	S&P Smallcap Index Fund	Shelton Equity Income Fund	Nasdaq-100 Index Fund	Shelton Sustainable Equity Fund
Assets
Investments in securities
Cost of investments	$38,238,538	$592,253,950	$829,628,707	$129,935,516
Market value of investments (Note 1)	52,117,459	628,000,719	1,706,893,534	133,407,979
Cash	100,581	100,462	13,214	77,524
Cash held at broker	—	607,220	—	—
Interest receivable	—	—	—	—
Dividend receivable	56,200	812,344	1,360,445	304,646
Variation margin receivable	1,620	—	242,946	—
Receivable from investment advisor	—	—	111,941	—
Receivable for fund shares sold	12,011	848,450	2,077,321	19,194
Securities Lending income receivable	759	—	54,929	—
Prepaid expenses	4,884	17,392	104,038	6,855
Total assets	$52,293,514	$630,386,587	$1,710,858,368	$133,816,198

Liabilities
Written options, at value (premiums 6,169,503)	—	7,861,101	—	—
Variation margin payable	—	—	—	—
Cash due to Broker	1,910	—	—	—
Collateral for securities loaned	513,768	—	77,104,005	—
Payable to investment advisor	20,229	236,227	317,084	81,553
Payable for investments purchased	—	—	—	—
Payable for fund shares purchased	222,084	191,522	385,569	100,185
Distributions payable	—	—	1,387	—
Accrued 12b-1 fees	145	37	6,675	—
Accrued shareholder service fees	—	—	313,944	25,238
Accrued administration fees	2,856	33,947	89,547	7,676
Accrued CCO fees	493	8,413	20,238	1,820
Accrued custody fees	1,192	1,655	16,213	3,156
Accrued fund accounting fees	11,011	21,933	76,374	18,420
Accrued printing fees	—	25,021	6,248	15,696
Accrued state registration fees	3,067	7,734	—	1,518
Accrued transfer agent fees	5,381	53,522	34,339	10,936
Accrued trustee fees	88	910	388	552
Accrued expenses	17,497	9,825	42,274	3,679
Total liabilities	799,721	8,451,847	78,414,285	270,429

Net assets	$51,493,793	$621,934,740	$1,632,444,083	$133,545,769

Net assets at February 29, 2024 consist of
Paid-in capital	$35,095,426	$591,736,414	$746,610,288	$159,832,591
Distributable earnings/(loss)	16,398,367	30,198,326	885,833,795	(26,286,822)
Total net assets	$51,493,793	$621,934,740	$1,632,444,083	$133,545,769

Net assets
Investor Shares	$50,760,246	$621,746,906	$1,581,036,958	$124,091,404
K Shares	$733,547	$187,834	$34,244,874
Institutional Shares			$17,162,251	$9,454,365
Shares outstanding
Investor Shares (no par value, unlimited shares authorized)	2,313,230	36,575,155	43,585,901	4,054,874
K Shares (no par value, unlimited shares authorized)	34,834	11,631	985,716
Institutional Shares (no par value, unlimited shares authorized)			472,380	307,900
Net asset value per share
Investor Shares	$21.94	$17.00	$36.27	$30.60
K Shares	$21.06	$16.15	$34.74
Insitutional Shares			$36.33	$30.71

See accompanying notes to financial statements.

Statement of Operations February 29, 2024 (Unaudited)

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund
Investment income
Interest income	$610,810	$259,378	$662,016	$40,094
Dividend income (tax withheld: -, -, -, $464)	—	—	—	1,835,587
Securities Lending Income	—	—	—	3,959
Total	610,810	259,378	662,016	1,879,640

Expenses
Management fees (Note 2)	103,003	36,375	61,591	288,885
Administration fees (Note 2)	14,756	5,211	8,823	82,740
Transfer agent fees	6,592	6,386	7,485	14,874
Accounting services	17,732	13,710	12,770	28,601
Custodian fees	1,131	782	1,308	7,677
Broker Fees	—	—	—	—
Legal and audit fees	12,111	10,927	11,519	25,584
CCO fees (Note 2)	2,713	1,234	1,619	14,413
Trustees fees	4,125	4,126	4,016	3,993
Insurance	843	298	439	3,675
Printing	10,162	10,131	10,206	19,285
Registration and dues	33	532	455	10,236
12b-1 fees Class K (Note 2)	—	563	—	2,715
Shareholder service fees Class K (Note 2)	—	563	—	2,715
Shareholder service fees Investor Class (Note 2)	—	—	—	—
Licensing fee	—	—	—	10,325
Total expenses	173,201	90,838	120,231	515,718
Less class specific expenses waived	—	—	—	—
Less reimbursement from manager (Note 2)	—	(33,931)	—	—
Net expenses	173,201	56,907	120,231	515,718
Net investment income	437,609	202,471	541,785	1,363,922

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	90,028	(135)	46	16,145,538
Net realized gain/(loss) from futures contracts	—	—	—	7,579
Net realized gain/(loss) from written options contracts	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	789,384	(22,153)	—	13,292,713
Change in unrealized appreciation/(depreciation) of futures	—	—	—	2,776
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—
Net realized and unrealized gain/(loss) on investments	879,412	(22,288)	46	29,448,605
Net increase/(decrease) in net assets resulting from operations	$1,317,021	$180,183	$541,831	$30,812,527

See accompanying notes to financial statements.

Statement of Operations February 29, 2024 (Unaudited) (Continued)

	S&P Midcap Index Fund	S&P Smallcap Index Fund	Shelton Equity Income Fund	Nasdaq-100 Index Fund	Shelton Sustainable Equity Fund
Investment income
Interest income	$13,051	$10,932	$1,391,937	$673,485	$40,340
Dividend income (tax withheld: -, $445, -, $16,188, $49,117, respectively)	876,878	466,870	4,507,814	6,848,168	1,177,684
Securities Lending Income	1,630	2,631	—	196,747	—
Total	891,559	480,433	5,899,751	7,718,400	1,218,024

Expenses
Management fees (Note 2)	206,235	123,873	1,353,385	1,759,516	585,104
Administration fees (Note 2)	36,926	17,741	195,533	503,771	55,913
Transfer agent fees	11,565	8,289	85,320	49,173	13,809
Accounting services	22,994	23,206	39,811	102,784	22,188
Custodian fees	6,036	4,720	13,330	37,440	7,788
Broker Fees	—	—	108	—	—
Legal and audit fees	22,777	20,904	40,370	70,135	18,856
CCO fees (Note 2)	6,648	3,298	32,348	77,944	7,616
Trustees fees	3,964	4,018	4,094	3,485	3,643
Insurance	1,836	983	7,528	17,957	2,780
Printing	16,051	14,392	114,216	16,467	28,870
Registration and dues	2,144	2,073	30,076	41,898	31,586
12b-1 fees Class K (Note 2)	781	1,725	585	39,404	—
Shareholder service fees Class K (Note 2)	781	1,725	585	39,404	—
Shareholder service fees Investor Class (Note 2)	—	—	—	1,709,791	179,983
Licensing fee	9,879	8,453	—	107,709	7,851
Total expenses	348,617	235,400	1,917,289	4,576,878	965,987
Less class specific expenses waived	—	—	—	—	—
Less reimbursement from manager (Note 2)	—	—	—	(952,296)	—
Net expenses	348,617	235,400	1,917,289	3,624,582	965,987
Net investment income	542,942	245,033	3,982,462	4,093,818	252,037

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	4,311,679	2,443,447	16,841,590	59,781,635	5,414,702
Net realized gain/(loss) from futures contracts	(42,633)	72,202	—	2,698,925	—
Net realized gain/(loss) from written options contracts	—	—	3,360,963	—	—
Change in unrealized appreciation/(depreciation) of investments	4,856,155	512,214	39,757,505	163,481,640	(13,726,434)
Change in unrealized appreciation/(depreciation) of futures	(5,450)	2,875	—	327,595	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	(1,714,265)	—	—
Net realized and unrealized gain/(loss) on investments	9,119,751	3,030,738	58,245,793	226,289,795	(8,311,732)
Net increase/(decrease) in net assets resulting from operations	$9,662,693	$3,275,771	$62,228,255	$230,383,613	$(8,059,695)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund		U.S. Government Securities Fund		The United States Treasury Trust
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income/(loss)	$437,609	$984,429	$202,471	$275,671	$541,785	$849,875
Net realized gain/(loss) from security transactions and foreign currency	90,028	(39,708)	(135)	(693,808)	46	58,265
Net realized gain/(loss) from futures contracts	—	—	—	—	—	—
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Net realized gain/(loss) from purchased option contracts		—		—		—
Change in unrealized appreciation/(depreciation) of investments	789,384	(545,561)	(22,153)	228,416	—	—
Change in unrealized appreciation/(depreciation) of futures	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	1,317,021	399,160	180,183	(189,721)	541,831	908,140

Distributions to shareholders
Distributions
Investor shares	(460,188)	(997,532)	(194,141)	(274,619)	(541,791)	(912,637)
K shares	—	—	(5,369)	(9,492)	—	— (a)
Institutional Shares

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(1,613,040)	(4,026,899)	(333,735)	(606,912)	(397,291)	(6,456,937)
Total increase/(decrease)	(756,207)	(4,625,271)	(353,062)	(1,080,744)	(397,251)	(6,461,434)

Net assets
Beginning of year	$41,954,377	$46,579,648	$14,712,206	$15,792,950	$24,872,873	$31,334,307
End of year	$41,198,170	$41,954,377	$14,359,144	$14,712,206	$24,475,622	$24,872,873

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income/(loss)	$1,363,922	$2,800,799	$542,942	$1,148,509	$245,033	$553,070
Net realized gain/(loss) from security transactions and foreign currency	16,145,538	7,160,260	4,311,679	5,424,322	2,443,447	1,317,555
Net realized gain/(loss) from futures contracts	7,579	210,702	(42,633)	48,369	72,202	17,631
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Net realized gain/(loss) from purchased option contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	13,292,713	21,355,945	4,856,155	4,057,419	512,214	703,019
Change in unrealized appreciation/(depreciation) of futures	2,776	50,750	(5,450)	30,940	2,875	21,145
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	30,812,527	31,578,456	9,662,693	10,709,559	3,275,771	2,612,420

Distributions to shareholders
Distributions
Investor shares	(17,114,007)	(10,026,468)	(5,670,941)	(9,140,199)	(1,531,415)	(4,996,603)
K shares	(170,751)	(94,123)	(37,298)	(60,038)	(52,509)	(176,479)
Institutional Shares

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	10,559,568	(1,499,579)	(2,042,626)	(1,990,679)	(2,337,983)	(1,165,248)
Total increase/(decrease)	24,087,337	19,958,287	1,911,828	(481,357)	(646,136)	(3,725,910)

Net assets
Beginning of year	$230,455,493	$210,497,207	$108,745,480	$109,226,837	$52,139,929	$55,865,839
End of year	$254,542,830	$230,455,493	$110,657,308	$108,745,480	$51,493,793	$52,139,929

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Equity Income Fund		Nasdaq-100 Index Fund		Shelton Sustainable Equity Fund
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations
Net investment income/(loss)	$3,982,462	$6,305,977	$4,093,818	$4,645,236	$252,037	$321,852
Net realized gain/(loss) from security transactions and foreign currency	16,841,590	18,974,188	59,781,635	47,062,503	5,414,702	(18,508,878)
Net realized gain/(loss) from futures contracts	—	—	2,698,925	3,131,838	—	—
Net realized gain/(loss) from written options contracts	3,360,963	12,764,772	—	—	—	—
Net realized gain/(loss) from purchased option contracts	—	(13,052)	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	39,757,505	19,089,492	163,481,640	209,863,230	(13,726,434)	(5,512,618)
Change in unrealized appreciation/(depreciation) of futures	—	—	327,595	1,118,215	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	(1,714,265)	(1,281,030)	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	62,228,255	55,840,347	230,383,613	265,821,022	(8,059,695)	(23,699,644)

Distributions to shareholders
Distributions
Investor shares	(32,211,736)	(38,955,568)	(98,872,067)	(31,496,166)	(292,642)	(695,270)
K shares	(35,833)	(61,931)	(2,331,265)	(803,787)	—	—
Institutional Shares			(603,697)	(4,663)	(36,916)	(4,404)

Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	67,209,457	147,071,588	179,391,534	91,874,862	(46,182,178)	(67,152,825)
Total increase/(decrease)	97,190,143	163,894,436	307,968,118	325,391,268	(54,571,431)	(91,552,143)

Net assets
Beginning of year	524,744,597	360,850,161	1,324,475,965	999,084,697	188,117,200	279,669,343
End of year	$621,934,740	$524,744,597	$1,632,444,083	$1,324,475,965	$133,545,769	$188,117,200

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Green California Tax-Free Income Fund	Investor Shares*
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value
Shares sold	61,135	$647,922	104,243	$1,102,309
Shares issued in reinvestment of distributions	36,250	380,944	78,624	832,248
Shares repurchased	(248,749)	(2,641,906)	(559,982)	(5,961,456)
Net increase/(decrease)	(151,364)	$(1,613,040)	(377,115)	$(4,026,899)

U.S. Government Securities Fund	Investor Shares*				K Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023		Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	181,049	$1,702,099	305,876	$2,918,725	1,042	$9,603	6,646	$63,163
Shares issued in reinvestment of distributions	20,413	188,131	28,081	266,080	585	5,370	1,000	9,492
Shares repurchased	(190,511)	(1,779,337)	(380,894)	(3,626,483)	(48,455)	(459,601)	(24,773)	(237,889)
Net increase/(decrease)	10,951	$110,893	(46,937)	$(441,678)	(46,828)	$(444,628)	(17,127)	$(165,234)

US Treasury Trust Fund	Investor Shares*
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
	Shares and Value	Shares and Value
Shares sold	$9,001,399	$25,808,166
Shares issued in reinvestment of distributions	538,259	893,051
Shares repurchased	(9,936,949)	(33,158,154)
Net increase/(decrease)	$(397,291)	$(6,456,937)

S&P 500 Index Fund	Investor Shares*				K Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023		Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	137,753	$9,299,211	225,780	$14,190,506	666	$43,796	3,647	$228,408
Shares issued in reinvestment of distributions	218,092	14,171,085	135,642	8,397,350	2,637	170,676	1,520	93,979
Shares repurchased	(184,783)	(12,420,285)	(381,374)	(24,088,196)	(10,517)	(704,915)	(5,063)	(321,626)
Net increase/(decrease)	171,062	$11,050,011	(19,952)	$(1,500,340)	(7,214)	$(490,443)	104	$761

S&P Midcap Index Fund	Investor Shares*				K Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023		Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	46,012	$1,108,704	122,137	$2,942,471	298	$6,797	1,317	$30,207
Shares issued in reinvestment of distributions	236,914	5,431,671	363,088	8,766,052	1,707	37,260	2,587	59,936
Shares repurchased	(349,089)	(8,380,767)	(568,874)	(13,648,533)	(10,538)	(246,291)	(6,277)	(140,812)
Net increase/(decrease)	(66,163)	$(1,840,392)	(83,649)	$(1,940,010)	(8,533)	$(202,234)	(2,373)	$(50,669)

*Direct share class changed to Investor on January 3, 2023.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P Smallcap Index Fund	Investor Shares*				K Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023		Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	49,417	$1,024,357	152,687	$3,184,200	1,065	$21,321	2,563	$51,543
Shares issued in reinvestment of distributions	74,219	1,471,267	224,686	4,788,470	2,773	52,509	8,596	176,478
Shares repurchased	(181,795)	(3,743,166)	(441,232)	(9,139,749)	(55,114)	(1,164,271)	(11,822)	(226,190)
Net increase/(decrease)	(58,159)	$(1,247,542)	(63,859)	$(1,167,079)	(51,276)	$(1,090,441)	(663)	$1,831

Shelton Equity Income Fund	Investor Shares*				K Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023		Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	6,842,742	$109,905,519	13,598,720	$212,349,221	275	$4,138	2,193	$32,551
Shares issued in reinvestment of distributions	1,870,903	29,363,420	2,273,036	34,889,745	2,401	35,832	4,240	61,931
Shares repurchased	(4,495,981)	(71,623,554)	(6,422,864)	(100,114,867)	(31,208)	(475,898)	(9,813)	(146,993)
Net increase/(decrease)	4,217,664	$67,645,385	9,448,892	$147,124,099	(28,532)	$(435,928)	(3,380)	$(52,511)

Nasdaq-100 Index Fund	Investor Shares*				K Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023		Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	6,926,593	$232,547,451	8,621,446	$252,630,019	52,584	$1,726,229	64,892	$1,731,599
Shares issued in reinvestment of distributions	2,923,936	93,871,317	1,146,747	29,884,754	75,781	2,328,371	32,228	803,787
Shares repurchased	(4,693,756)	(157,855,880)	(6,965,265)	(194,001,352)	(138,548)	(4,405,221)	(140,875)	(3,745,589)
Net increase/(decrease)	5,156,773	$168,562,888	2,802,928	$88,513,421	(10,183)	$(350,621)	(43,755)	$(1,210,203)

Nasdaq-100 Index Fund	Institutional Shares
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023
	Shares	Value	Shares	Value
Shares sold	347,765	$12,090,901	161,110	$4,910,544
Shares issued in reinvestment of distributions	18,778	603,697	149	4,663
Shares repurchased	(43,916)	(1,515,331)	(11,507)	(343,563)
Net increase/(decrease)	322,627	$11,179,267	149,752	$4,571,644

Shelton Sustainable Equity Fund**	Investor Shares*				Institutional Shares***
	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023		Six Months Ended February 29, 2024 (Unaudited)		Period Ended August 31, 2023
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	219,634	$6,380,551	1,433,261	$46,385,505	99,321	$2,831,331	484,963	$15,539,364
Shares issued in reinvestment of distributions	8,646	272,009	21,136	652,458	1,128	35,602	142	4,404
Shares repurchased	(1,675,694)	(49,578,638)	(3,945,281)	(127,404,271)	(205,306)	(6,123,033)	(72,348)	(2,330,285)
Net increase/(decrease)	(1,447,414)	$(42,926,078)	(2,490,884)	$(80,366,308)	(104,857)	$(3,256,100)	412,757	$13,213,483

*Direct shares changed to investor on January 3, 2023.

**Formally known as the Shelton Green Alpha Fund.

***Class commenced operations on October 10, 2022.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period)

Green California Tax-Free Income Fund Investor Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$10.51		$10.66	$11.65	$11.76	$11.72	$11.29
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11		0.23	0.21	0.21	0.21	0.23
Net gain/(loss) on securities (both realized and unrealized)	0.22		(0.14)	(0.98)	(0.10)	0.06	0.45
Total from investment operations	0.33		0.09	(0.77)	0.11	0.27	0.68
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)		(0.24)	(0.22)	(0.22)	(0.21)	(0.23)
Distributions from capital gains	—		—	—	—	(0.02)	(0.02)
Total distributions	(0.12)		(0.24)	(0.22)	(0.22)	(0.23)	(0.25)
Net asset value, end of year or period	$10.72		$10.51	$10.66	$11.65	$11.76	$11.72

Total return	(0.11)%		0.81%	(6.68)%	0.96%	2.31%	6.10%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$41,198		$41,954	$46,580	$56,902	$61,357	$66,144
Ratio of expenses to average net assets	0.85	%(b)	0.70%	0.76%	0.74%	0.75%	0.77%
Ratio of net investment income/(loss) to average net assets	2.14	%(b)	2.18%	1.86%	1.82%	1.82%	2.01%
Portfolio turnover	6%		26%	15%	7%	9%	4%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

U.S. Government Securities Fund Investor Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019
Net asset value, beginning of year	$9.36		$9.65		$10.59		$10.94		$10.57		$9.98
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.13		0.17		0.11		0.12		0.13		0.15
Net gain/(loss) on securities (both realized and unrealized)	(0.01)		(0.28)		(0.92)		(0.35)		0.37		0.59
Total from investment operations	0.12		(0.11)		(0.81)		(0.23)		0.50		0.74
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)		(0.18)		(0.13)		(0.12)		(0.13)		(0.15)
Total distributions	(0.13)		(0.18)		(0.13)		(0.12)		(0.13)		(0.15)
Net asset value, end of year or period	$9.35		$9.36		$9.65		$10.59		$10.94		$10.57

Total return	(1.31)%		(1.17)%		(7.72)%		(2.14)%		4.78%		7.48%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$14,196		$14,110		$15,006		$18,846		$22,034		$17,263
Ratio of expenses to average net assets:
Before expense reimbursements	0.83	%(b)	0.87%		1.08%		1.00%		0.93%		0.99%
After expense reimbursements	0.77	%(b),(c)	0.73	%(c)	0.75	%(c)	0.75	%(c)	0.75	%(c)	0.76	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.74	%(b)	1.68%		0.80%		0.84%		1.07%		1.23%
After expense reimbursements	2.80	%(b)	1.81%		1.12%		1.10%		1.25%		1.47%
Portfolio turnover	26%		46%		9%		15%		10%		8%

U.S. Government Securities Fund K Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019
Net asset value, beginning of year	$9.37		$9.67		$10.61		$10.96		$10.59		$10.01
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11		0.12		0.06		0.06		0.08		0.10
Net gain/(loss) on securities (both realized and unrealized)	(0.01)		(0.29)		(0.92)		(0.35)		0.37		0.58
Total from investment operations	0.10		(0.17)		(0.86)		(0.29)		0.45		0.68
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)		(0.13)		(0.08)		(0.06)		(0.08)		(0.10)
Total distributions	(0.12)		(0.13)		(0.08)		(0.06)		(0.08)		(0.10)
Net asset value, end of year or period	$9.35		$9.37		$9.67		$10.61		$10.96		$10.59

Total return	(1.44)%		(1.76)%		(8.14)%		(2.61)%		4.28%		6.87%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$163		$602		$787		$1,385		$1,672		$2,250
Ratio of expenses to average net assets:
Before expense reimbursements	1.29	%(b)	1.38%		1.58%		1.51%		1.44%		1.49%
After expense reimbursements	1.27	%(b),(c)	1.23	%(c)	1.25	%(c)	1.25	%(c)	1.26	%(c)	1.26	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.33	%(b)	1.11%		0.28%		0.33%		0.58%		0.75%
After expense reimbursements	2.35	%(b)	1.25%		0.62%		0.60%		0.76%		0.98%
Portfolio turnover	26%		46%		9%		15%		10%		8%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

(c)CCO fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

The United States Treasury Trust Investor Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02		0.03		—	(b)	—		0.01		0.02
Net gain/(loss) on securities (both realized and unrealized)	(0.02)		0.01		—		—		—		—
Total from investment operations	—		0.04		—		—		0.01		0.02
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.04)		—		—		(0.01)		(0.02)
Distributions from capital gains	—		—	(b)	—		—		—		—
Total distributions	—		(0.04)		—		—		(0.01)		(0.02)
Net asset value, end of year or period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.72%		3.73%		0.20%		0.00%		0.67%		1.75%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$24,476		$24,873		$31,334		$37,276		$36,917		$37,479
Ratio of expenses to average net assets:
Before expense reimbursements	0.99	%(c)	0.87%		0.81%		0.77%		0.78%		0.77%
After expense reimbursements	0.99	%(c),(d)	0.73	%(d)	0.24	%(d)	0.07	%(d)	0.45	%(d)	0.55	%(d)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	4.43	%(c)	3.23%		(0.37)%		(0.70)%		0.35%		1.51%
After expense reimbursements	4.43	%(c)	3.37%		0.19%		0.00%		0.68%		1.73%

(a)Calculated based upon average shares outstanding.

(b)Less than $0.01 per share.

(c)Annualized.

(d)CCO Fees are not included in the expense limitation.

S&P 500 Index Fund Investor Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$68.72		$62.40	$74.67	$62.19	$56.00	$56.03
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.40		0.82	0.73	0.73	0.81	0.82
Net gain/(loss) on securities (both realized and unrealized)	8.44		8.51	(8.86)	16.93	10.49	0.44
Total from investment operations	8.84		9.33	(8.13)	17.66	11.30	1.26
LESS DISTRIBUTIONS
Dividends from net investment income	(0.38)		(0.89)	(0.79)	(0.77)	(0.85)	(0.88)
Distributions from capital gains	(4.81)		(2.12)	(3.35)	(4.41)	(4.26)	(0.41)
Total distributions	(5.19)		(3.01)	(4.14)	(5.18)	(5.11)	(1.29)
Net asset value, end of year or period	$72.37		$68.72	$62.40	$74.67	$62.19	$56.00

Total return	7.04%		15.54%	(11.54)%	30.46%	21.44%	2.40%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$252,585		$228,102	$208,367	$243,580	$196,133	$185,170
Ratio of expenses to average net assets	0.44	%(b)	0.41%	0.43%	0.43%	0.48%	0.50%
Ratio of net investment income/(loss) to average net assets	1.19	%(b)	1.33%	1.06%	1.09%	1.46%	1.52%
Portfolio turnover	7%		1%	3%	9%	8%	3%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P 500 Index Fund K Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$68.50		$62.20	$74.45	$62.02	$55.92	$55.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.23		0.51	0.37	0.40	0.53	0.54
Net gain/(loss) on securities (both realized and unrealized)	8.41		8.49	(8.83)	16.89	10.47	0.45
Total from investment operations	8.64		9.00	(8.46)	17.29	11.00	0.99
LESS DISTRIBUTIONS
Dividends from net investment income	(0.21)		(0.58)	(0.44)	(0.45)	(0.64)	(0.62)
Distributions from capital gains	(4.81)		(2.12)	(3.35)	(4.41)	(4.26)	(0.41)
Total distributions	(5.02)		(2.70)	(3.79)	(4.86)	(4.90)	(1.03)
Net asset value, end of year or period	$72.12		$68.50	$62.20	$74.45	$62.02	$55.92

Total return	6.94%		14.97%	(11.99)%	29.82%	20.84%	1.88%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,957		$2,353	$2,130	$3,899	$3,085	$6,165
Ratio of expenses to average net assets	0.95	%(b)	0.91%	0.93%	0.93%	0.98%	0.99%
Ratio of net investment income/(loss) to average net assets	0.69	%(b)	0.83%	0.53%	0.59%	0.96%	1.02%
Portfolio turnover	7%		1%	3%	9%	8%	3%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

S&P Midcap Index Fund Investor Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$24.93		$24.55	$30.45	$23.07	$23.85	$28.77
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.13		0.26	0.24	0.29	0.22	0.23
Net gain/(loss) on securities (both realized and unrealized)	2.09		2.22	(3.26)	9.30	0.80	(2.23)
Total from investment operations	2.22		2.48	(3.02)	9.59	1.02	(2.00)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)		(0.31)	(0.37)	(0.22)	(0.24)	(0.24)
Distributions from capital gains	(1.25)		(1.79)	(2.51)	(1.99)	(1.56)	(2.68)
Total distributions	(1.35)		(2.10)	(2.88)	(2.21)	(1.80)	(2.92)
Net asset value, end of year or period	$25.80		$24.93	$24.55	$30.45	$23.07	$23.85

Total return	4.07%		10.50%	(10.66)%	44.10%	4.18%	(6.85)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$110,130		$108,031	$108,466	$132,128	$98,496	$107,054
Ratio of expenses to average net assets	0.67	%(b)	0.58%	0.62%	0.62%	0.66%	0.67%
Ratio of net investment income/(loss) to average net assets	1.05	%(b)	1.06%	0.88%	0.99%	0.97%	0.95%
Portfolio turnover	10%		13%	12%	19%	13%	13%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P Midcap Index Fund K Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$23.85		$23.57	$29.32	$22.29	$23.47	$28.37
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07		0.13	0.10	0.14	0.11	0.11
Net gain/(loss) on securities (both realized and unrealized)	2.01		2.12	(3.12)	8.97	0.50	(2.19)
Total from investment operations	2.08		2.25	(3.02)	9.11	0.61	(2.08)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)		(0.18)	(0.22)	(0.09)	(0.23)	(0.14)
Distributions from capital gains	(1.25)		(1.79)	(2.51)	(1.99)	(1.56)	(2.68)
Total distributions	(1.29)		(1.97)	(2.73)	(2.08)	(1.79)	(2.82)
Net asset value, end of year or period	$24.64		$23.85	$23.57	$29.32	$22.29	$23.47

Total return	4.01%		9.88%	(11.05)%	43.33%	2.37%	(7.27)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$527		$714	$761	$1,338	$1,059	$3,077
Ratio of expenses to average net assets	1.17	%(b)	1.08%	1.12%	1.12%	1.16%	1.17%
Ratio of net investment income/(loss) to average net assets	0.61	%(b)	0.56%	0.37%	0.48%	0.49%	0.45%
Portfolio turnover	10%		13%	12%	19%	13%	13%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

S&P SmallCap Index Fund Investor Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$21.25		$22.18	$27.78	$19.03	$20.52	$26.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.10		0.22	0.19	0.15	0.12	0.15
Net gain/(loss) on securities (both realized and unrealized)	1.26		0.97	(3.29)	9.61	(0.05)	(4.27)
Total from investment operations	1.36		1.19	(3.10)	9.76	0.07	(4.12)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.26)	(0.25)	(0.12)	(0.15)	(0.15)
Distributions from capital gains	(0.59)		(1.86)	(2.25)	(0.89)	(1.41)	(1.64)
Total distributions	(0.67)		(2.12)	(2.50)	(1.01)	(1.56)	(1.79)
Net asset value, end of year or period	$21.94		$21.25	$22.18	$27.78	$19.03	$20.52

Total return	(0.95)%		5.47%	(12.15)%	52.93%	(0.18)%	(15.82)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$50,760		$50,383	$54,011	$64,461	$46,948	$61,412
Ratio of expenses to average net assets	0.95	%(b)	0.72%	0.80%	0.81%	0.83%	0.81%
Ratio of net investment income/(loss) to average net assets	1.01	%(b)	1.06%	0.76%	0.59%	0.60%	0.70%
Portfolio turnover	17%		12%	14%	14%	20%	14%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P SmallCap Index Fund K Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$20.41		$21.37	$26.85	$18.43	$19.96	$25.77
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.11	0.06	0.03	0.02	0.05
Net gain/(loss) on securities (both realized and unrealized)	1.20		0.94	(3.17)	9.30	(0.05)	(4.16)
Total from investment operations	1.26		1.05	(3.11)	9.33	(0.03)	(4.11)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)		(0.15)	(0.12)	(0.02)	(0.09)	(0.06)
Distributions from capital gains	(0.59)		(1.86)	(2.25)	(0.89)	(1.41)	(1.64)
Total distributions	(0.61)		(2.01)	(2.37)	(0.91)	(1.50)	(1.70)
Net asset value, end of year or period	$21.06		$20.41	$21.37	$26.85	$18.43	$19.96

Total return	(0.99)%		4.94%	(12.60)%	52.18%	(0.74)%	(16.22)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$734		$1,757	$1,854	$3,569	$2,306	$4,908
Ratio of expenses to average net assets	1.46	%(b)	1.22%	1.31%	1.31%	1.33%	1.31%
Ratio of net investment income/(loss) to average net assets	0.57	%(b)	0.56%	0.27%	0.10%	0.12%	0.21%
Portfolio turnover	17%		12%	14%	14%	20%	14%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

Shelton Equity Income Fund Investor Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$16.20		$15.72	$19.31	$18.68	$20.05	$24.53
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.12		0.23	0.16	0.18	0.25	0.36
Net gain/(loss) on securities (both realized and unrealized)	1.64		1.77	(1.71)	4.62	1.22	(0.51)
Total from investment operations	1.76		2.00	(1.55)	4.80	1.47	(0.15)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.69)		(1.30)	(1.61)	(1.64)	(1.50)	(0.68)
Distributions from capital gains	(0.27)		(0.22)	(0.43)	(2.53)	(1.34)	(3.65)
Total distributions	(0.96)		(1.52)	(2.04)	(4.17)	(2.84)	(4.33)
Net asset value, end of year or period	$17.00		$16.20	$15.72	$19.31	$18.68	$20.05

Total return	5.66%		13.65%	(8.72)%	30.38%	7.99%	0.41%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$621,747		$524,125	$360,196	$226,412	$150,038	$148,997
Ratio of expenses to average net assets	0.71	%(b)	0.69%	0.72%	0.74%	0.84%	0.82%
Ratio of net investment income/(loss) to average net assets	1.46	%(b)	1.51%	0.91%	0.99%	1.33%	1.77%
Portfolio turnover	52%		79%	49%	108%	113%	21%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Shelton Equity Income Fund K Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$15.42		$15.01	$18.69	$18.21	$19.74	$24.22
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07		0.15	0.05	0.09	0.16	0.26
Net gain/(loss) on securities (both realized and unrealized)	1.57		1.68	(1.62)	4.48	1.19	(0.50)
Total from investment operations	1.64		1.83	(1.57)	4.57	1.35	(0.24)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.64)		(1.20)	(1.68)	(1.56)	(1.54)	(0.59)
Distributions from capital gains	(0.27)		(0.22)	(0.43)	(2.53)	(1.34)	(3.65)
Total distributions	(0.91)		(1.42)	(2.11)	(4.09)	(2.88)	(4.24)
Net asset value, end of year or period	$16.15		$15.42	$15.01	$18.69	$18.21	$19.74

Total return	5.56%		13.07%	(9.17)%	29.73%	7.40%	(0.08)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$188		$619	$654	$1,391	$1,382	$2,601
Ratio of expenses to average net assets	1.21	%(b)	1.19%	1.23%	1.24%	1.34%	1.32%
Ratio of net investment income/(loss) to average net assets	0.95	%(b)	0.99%	0.30%	0.49%	0.85%	1.27%
Portfolio turnover	52%		79%	49%	108%	113%	21%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

Nasdaq-100 Index Fund Investor Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019
Net asset value, beginning of year	$33.50		$27.28		$35.45		$27.78		$18.78		$18.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.10		0.13		0.09		0.07		0.10		0.11
Net gain/(loss) on securities (both realized and unrealized)	5.16		6.99		(7.31)		7.98		10.32		0.18
Total from investment operations	5.26		7.12		(7.22)		8.05		10.42		0.29
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)		(0.13)		(0.07)		(0.11)		(0.10)		(0.12)
Distributions from capital gains	(2.40)		(0.77)		(0.88)		(0.27)		(1.32)		(0.24)
Total distributions	(2.49)		(0.90)		(0.95)		(0.38)		(1.42)		(0.36)
Net asset value, end of year or period	$36.27		$33.50		$27.28		$35.45		$27.78		$18.78

Total return	7.34%		27.05%		(20.95)%		29.31%		58.98%		1.72%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,581,084		$1,287,407		$971,812		$1,188,238		$889,163		$607,521
Ratio of expenses to average net assets:
Before expense reimbursements	0.65	%(b)	0.66%		0.63%		0.63%		0.70%		0.74%
After expense reimbursements	0.51	%(b),(c)	0.50	%(c)	0.50	%(c)	0.50	%(c)	0.50	%(c)	0.50	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.44	%(b)	0.30%		0.16%		0.11%		0.27%		0.40%
After expense reimbursements	0.59	%(b)	0.46%		0.29%		0.24%		0.47%		0.64%
Portfolio turnover	16%		22%		6%		7%		12%		18%

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Nasdaq-100 Index Fund K Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023		Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020		Year Ended August 31, 2019
Net asset value, beginning of year	$32.18		$26.23		$34.21		$26.88		$18.23		$18.31
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04		0.01		(0.07)		(0.07)		(0.01)		0.02
Net gain/(loss) on securities (both realized and unrealized)	4.94		6.73		(7.03)		7.70		10.01		0.18
Total from investment operations	4.98		6.74		(7.10)		7.63		10.00		0.20
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)		(0.02)		—		(0.03)		(0.03)		(0.04)
Distributions from capital gains	(2.40)		(0.77)		(0.88)		(0.27)		(1.32)		(0.24)
Total distributions	(2.42)		(0.79)		(0.88)		(0.30)		(1.35)		(0.28)
Net asset value, end of year or period	$34.74		$32.18		$26.23		$34.21		$26.88		$18.23

Total return	7.26%		26.56%		(21.36)%		28.66%		58.17%		1.24%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$34,239		$32,048		$27,273		$38,457		$31,064		$24,755
Ratio of expenses to average net assets:
Before expense reimbursements	0.91	%(b)	0.91%		1.02%		1.13%		1.20%		1.24%
After expense reimbursements	0.87	%(b),(c)	0.91	%(c)	1.00	%(c)	1.00	%(c)	1.00	%(c)	1.00	%(c)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.20	%(b)	0.05%		(0.24)%		(0.38)%		(0.23)%		(0.10)%
After expense reimbursements	0.22	%(b)	0.05%		(0.22)%		(0.25)%		(0.03)%		0.14%
Portfolio turnover	16%		22%		6%		7%		12%		18%

(a)Calculated based upon average shares outstanding.

(b)Annualized.

(c) CCO Fees are not included in the expense limitation.

Nasdaq-100 Index Fund Institutional Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	Period Ended August 31, 2022(a)
Net asset value, beginning of year	$33.53		$27.28	$29.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.15		0.22	0.07
Net gain/(loss) on securities (both realized and unrealized)	5.16		6.93	(2.38)
Total from investment operations	5.31		7.15	(2.31)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.11)		(0.13)	(0.02)
Distributions from capital gains	(2.40)		(0.77)	—
Total distributions	(2.51)		(0.90)	(0.02)
Net asset value, end of year or period	$36.33		$33.53	$27.28

Total return	7.36%		27.15%	(7.80	)%(c)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$17,162		$5,022	$0
Ratio of expenses to average net assets:
Before expense reimbursements	0.38	%(d)	0.38%	0.39	%(d)
After expense reimbursements	0.26	%(b),(d)	0.26%	0.39	%(d),(e)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.77	%(d)	0.58%	0.49	%(d)
After expense reimbursements	0.89	%(d)	0.71%	0.49	%(d)
Portfolio turnover	16%		22%	6%

(a)Calculated based upon average shares outstanding.

(b)CCO Fees are not included in the expense limitation.

(c)Not annualized.

(d)Annualized.

(e)See Note 2 for reference to expenses excluded.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Shelton Sustainable Equity Fund Investor Shares	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023		Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019
Net asset value, beginning of year	$31.80		$34.99		$49.07	$29.65	$18.44	$17.20
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04		0.05		0.37	(0.08)	(0.01)	0.03
Net gain/(loss) on securities (both realized and unrealized)	(1.18)		(3.13)		(12.49)	19.95	11.24	1.47
Total from investment operations	(1.14)		(3.08)		(12.12)	19.87	11.23	1.50
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.11	)(b)	(0.36)	—	(0.02)	(0.02)
Distributions from capital gains	—		—		(1.60)	(0.45)	—	(0.24)
Total distributions	(0.06)		(0.11)		(1.96)	(0.45)	(0.02)	(0.26)
Net asset value, end of year or period	$30.60		$31.80		$34.99	$49.07	$29.65	$18.44

Total return	(2.73)%		(8.80)%		(25.52)%	67.36%	60.93%	8.91%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$124,091		$174,955		$279,669	$343,542	$91,607	$56,567
Ratio of expenses to average net assets	1.27	%(c)	1.23%		1.16%	1.16%	1.28%	1.34%
Ratio of net investment income/(loss) to average net assets	0.30	%(c)	0.15%		0.94%	(0.35)%	(0.05)%	0.15%
Portfolio turnover	11%		105%		5%	12%	27%	12%

Shelton Sustainable Equity Fund Institutional Shares(d)	Six Months Ended February 29, 2024 (Unaudited)		Period Ended August 31, 2023
Net asset value, beginning of year	$31.89		$29.64
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.08		0.12
Net gain/(loss) on securities (both realized and unrealized)	(1.17)		2.22
Total from investment operations	(1.09)		2.34
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)		(0.09)
Distributions from capital gains	—		—
Total distributions	(0.09)		(0.09	)(b)
Net asset value, end of year or period	$30.71		$31.89

Total return(e)	(2.66)%		7.90%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$9,454		$13,162
Ratio of expenses to average net assets:
Ratio of expenses to average net assets	1.03	%(c)	0.97	%(c)
Ratio of net investment income/(loss) to average net assets
Ratio of net investment income/(loss) to average net assets	0.55	%(c)	0.43	%(c)
Portfolio turnover	11%		105%

(a)Calculated based upon average shares outstanding.

(b)$0.02 of this distribution was return of capital.

(c)Annualized.

(d)Class commenced operations on October 10, 2022.

(e)Not Annualized.

Shelton FundsNotes to Financial Statements (Unaudited)February 29, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund, and Shelton Sustainable Equity Fund (formerly known as Shelton Green Alpha Fund) (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: Green California Tax-Free Income Fund seeks high current tax-free income for California residents. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives. The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Equity Income Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. The Shelton Equity Income Fund changed its name from the Shelton Core Value Fund effective May 19, 2021. Shelton Sustainable Equity Fund seeks to achieve long-term capital appreciation by investing in stocks in the Green Economy, as defined in the Fund’s Prospectus. Shelton Sustainable Equity Fund changed its name from the Shelton Green Alpha Fund effective December 20, 2022. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index®.

U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund each offer Investor Shares and Class K Shares. Shelton Sustainable Equity Fund offers Investor Shares and effective October 10, 2022, Shelton Sustainable Equity Fund also offers Institutional Shares. Effective March 7, 2022, Nasdaq-100 Index Fund also offers Institutional Shares. Shares of each Fund represent equal proportionate interest in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. Income, expenses (other than the expenses attributable to a specific class), and realized and unrealized gains or losses on investments of the Funds are allocated proportionately to each class of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Fund’s valuation designee appointed by the Board of Trustees (the “Board”) and which the valuation designee has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures established established by the Pricing Committee of the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the valuation designee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash or U.S. treasury bills, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Sustainable Equity Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Equity Income Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. The specific identification method is used for determining realized gains and losses. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for Green California Tax-Free Income Fund, U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Shelton Sustainable Equity Fund and Nasdaq-100 Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The U.S. Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

(f) Concentration – Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

Shelton FundsNotes to Financial Statements (Unaudited)February 29, 2024

The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, and Nasdaq-100 Index Fund seek to replicate the performance of their respective index. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause each Fund to underperform the overall stock market.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022), or expected to be taken in the Fund’s 2022 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation inputs of the Trust’s securities at February 29, 2024 using a fair value hierarchy:

	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)		Level 1(a),(d)	Level 2(a),(d)	Level 3(a)
Fund	Investments in Securities	Investments in Securities	Investments in Securities	Total Investments	Futures Contracts - Assets	Futures Contracts - Liabilities	Written Options - Liabilities
Green California Tax-Free Income Fund
Investments in Securities	$—	$40,831,810	$—	$40,831,810	$—	$—	$—
Investments Purchased With Proceeds From Securities Lending	—	—	—	—	—	—	—
Total	$—	$40,831,810	$—	$40,831,810	$—	$—	$—

U.S. Government Securities Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$14,216,199	$—	$14,216,199	$—	$—	$—
Investments Purchased With Proceeds From Securities Lending	—	—	—	—	—	—	—
Total	$—	$14,216,199	$—	$14,216,199	$—	$—	$—

The United States Treasury Trust Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$—	$24,519,569	$—	$24,519,569	$—	$—	$—
Investments Purchased With Proceeds From Securities Lending	—	—	—	—	—	—	—
Total	$—	$24,519,569	$—	$24,519,569	$—	$—	$—

S&P 500 Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$253,002,373	$1,195,592	$—	$29,456,234	$10,413	$—	$—
Investments Purchased With Proceeds From Securities Lending	—	—	—	905,726	—	—	—
Total	$253,002,373	$1,195,592	$—	$30,361,960	$10,413	$—	$—

S&P MidCap Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$110,496,257	$99,633	$—	$110,595,890	$—	$—	$—
Investments Purchased With Proceeds From Securities Lending	—	—	—	567,483	—	—	—
Total	$110,496,257	$99,633	$—	$111,163,373	$—	$—	$—

S&P SmallCap Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$51,205,160	$398,531	$0	$29,456,234	$4,045	$—	$—
Investments Purchased With Proceeds From Securities Lending	—	—	—	513,768	—	—	—
Total	$51,205,160	$398,531	$0	$52,117,459	$4,045	$—	$—

Shelton FundsNotes to Financial Statements (Unaudited)February 29, 2024

	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)		Level 1(a),(d)	Level 2(a),(d)	Level 3(a)
Fund	Investments in Securities	Investments in Securities	Investments in Securities	Total Investments	Futures Contracts - Assets	Futures Contracts - Liabilities	Written Options - Liabilities
Shelton Equity Income Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$589,941,051	$24,252,391	$—	$628,000,719	$—	$—	$7,861,101
Investments Purchased With Proceeds From Securities Lending	—	—	—	—	—	—	—
Total	$589,941,051	$24,252,391	$—	$628,000,719	$—	$—	$7,861,101

Nasdaq-100 Index Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$1,603,586,145	$26,203,384	$—	$1,629,789,529	$612,285	$—	$—
Investments Purchased With Proceeds From Securities Lending	—	—	—	77,104,005	—	—	—
Total	$1,603,586,145	$26,203,384	$—	$1,706,893,534	$612,285	$—	$—

Shelton Sustainable Equity Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$128,725,245	$4,682,734	$—	$133,407,979	$—	$—	$—
Investments Purchased With Proceeds From Securities Lending	—	—	—	—	—	—	—
Total	$128,725,245	$4,682,734	$—	$133,407,979	$—	$—	$—

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of year end for all Funds. See following table for Level 3 reconciliation for Shelton S&P SmallCap Index Fund.

(b)All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to each Portfolio of Investments.

(c)All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to each Portfolio of Investments.

(d)Represents unrealized appreciation/depreciation on the last day of the reporting period.

Level 3 Securities
S&P SmallCap Index Fund
Beginning Balance	$0
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Accrued Interest	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$0

Disclosures surrounding Level 3 inputs have been omitted given that the overall fair value is immaterial to the financial statements.

(k) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Information about the Funds’ use of futures contracts and their impact on the financial statements is presented below. See Note 4 for information on the Funds’ use of options contracts.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Equity Income Fund, Nasdaq-100 Index Fund and Shelton Sustainable Equity Fund can use futures contracts and strategies and Shelton Equity Income Fund can use option contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances each Fund may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At February 29, 2024, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund were 5, 5, 3, and 51, respectively. The Shelton Equity Income Fund and Shelton Sustainable Equity Fund held no futures contracts at February 29, 2024. Only current day’s variation margin is reported as an asset or liability within the statements of assets and liabilities. Shelton Capital Management utilizes Wells Fargo Securities as the counterparty for futures transactions.

Shelton FundsNotes to Financial Statements (Unaudited)February 29, 2024

The effect of futures contracts on the Statements of Assets & Liabilities as of February 29, 2024:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable	Variation Margin Receivable
S&P 500 Index Fund - Equity contracts	$—	$4,747
S&P MidCap Index Fund - Equity contracts	—	—
S&P SmallCap Index Fund - Equity contracts	—	1,620
Nasdaq-100 Index Fund - Equity contracts	—	242,946

The effect of futures contracts on the Statements of Operations for the year ended February 29, 2024:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain/(Loss) on Futures	Changes in Unrealized Appreciation/(Depreciation) on Futures
S&P 500 Index Fund - Equity contracts	$7,579	$2,776
S&P MidCap Index Fund - Equity contracts	(42,633)	(5,450)
S&P SmallCap Index Fund - Equity contracts	72,202	2,875
Nasdaq-100 Index Fund - Equity contracts	2,698,925	327,595

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Funds as of February 29, 2024.

Liabilities:	Gross Amounts of Recognized Liabilities- Futures	Gross Amounts Offset in the Statements of Assets & Liabilities- Futures	Net Amounts Presented in the Statements of Assets & Liabilities - Futures	Gross Amounts on Futures Not Offset in the Statement of Assets & Liabilities		Net Amount
Description				Financial Instruments	Collateral Pledged/ Received
S&P 500 Index Fund	$—	$—	$—	$—	$—	$—
S&P MidCap Index Fund	—	—	—	—	—	—
S&P SmallCap Index Fund	—	—	—	—	—	—
Total	$—	$—	$—	$—	$—	$—

(a)The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

The previously disclosed derivative instruments outstanding as of February 29, 2024, and their effect on the Statement of Operations for the year ending February 29, 2024, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the year:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund - Equity contracts	$1,655,167
S&P MidCap Index Fund - Equity contracts	553,368
S&P SmallCap Index Fund - Equity contracts	488,363
Nasdaq-100 Index Fund - Equity contracts	21,204,527

NOTE 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Equity Income Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.25%	0.25%	0.25%	0.25%
Shelton Sustainable Equity Fund*	0.75%	0.75%	0.75%	0.75%

*Prior to October 10, 2022, the annual rate was 1.0%

Shelton FundsNotes to Financial Statements (Unaudited)February 29, 2024

The Fund’s Advisor, Shelton Capital Management (the “Advisor”), has contractually agreed to reimburse expenses incurred by certain Funds to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, interest, dividend, and broker expenses relating to investment strategies, taxes, extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed Contractual Expense Limitation noted in the table below. This additional contractual reimbursement is effective until January 1, 2024 for U.S Government Securities Fund and for The Nasdaq-100 Index Fund, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval.

	Contractual Expense Limitation
Fund	Investor Shares	K Shares	Institutional Shares	Expiration
U.S. Government Securities Fund	0.75%	1.25%	N/A	1/1/25
Nasdaq-100 Index Fund*	0.51%	0.76%	0.26%	1/1/25

*Prior to January 1, 2024, the expense limitation was 0.49% for Investor Shares, 0.99% for K Shares, and 0.25% for Institutional.

At August 31, 2023, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be recouped is $4,645,855. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2023 the U.S. Treasury Trust Fund was no longer subject to contractual expense limitations.

Fund	Expires 8/31/24	Expires 8/31/25	Expires 8/31/26	Total
U.S. Government Securities Fund	$54,782	$58,785	$20,185	$133,752
The United States Treasury Trust Fund	89,114	94,360	35,013	218,487
Nasdaq-100 Index Fund	1,308,192	1,423,929	1,561,495	4,293,616
Total	$1,452,088	$1,577,074	$1,616,693	$4,645,855

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees’ review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. This administration fee is adjusted annually for inflation using the Consumer Price Index (rounded to the nearest $10 million) with a base year of 2004. Administration fees are disclosed on the Statements of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Stephen Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Advisor. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton Capital is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay RFS Partners, an affiliate of the Advisor, the Funds’ distributor (the “Distributor”) a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund and the Investor Shares of the Nasdaq-100 Fund and Sustainable Equity Fund pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of each applicable share class. Such amounts are compensation for providing certain services to clients owning each applicable class, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the year ended February 29, 2024, the following were paid by the Class K Shares (and Investor Shares for the Nasdaq-100 Fund) of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees	Class Investor Shareholder Service Fees
U.S. Government Securities Fund	$563	$563	$—
S&P 500 Index Fund	2,715	2,715	—
S&P MidCap Index Fund	781	781	—
S&P SmallCap Index Fund	1,725	1,725	—
Shelton Equity Income Fund	585	585	—
Nasdaq-100 Index Fund	39,404	39,404	1,709,791
Sustainable Equity Fund	—	—	179,983

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the year are included in the Statements of Operations.

Shelton FundsNotes to Financial Statements (Unaudited)February 29, 2024

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the year ended February 29, 2024 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
Green California Tax-Free Income Fund	$2,281,510	$2,582,216	$2,281,510	$2,582,216
U.S. Government Securities Fund	3,278,918	1,321,559	—	—
S&P 500 Index Fund	16,087,757	21,633,642	16,087,757	21,633,642
S&P MidCap Index Fund	10,737,354	16,622,281	10,737,354	16,622,281
S&P SmallCap Index Fund	8,443,864	11,934,939	8,443,864	11,934,939
Equity Income Fund	266,300,608	204,150,455	266,300,608	204,150,455
Nasdaq-100 Index Fund	221,878,053	149,498,289	221,878,053	149,498,289
Sustainable Equity Fund	16,119,274	64,572,777	16,119,274	64,572,777

NOTE 4 - OPTION CONTRACTS

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At February 29, 2024, the Shelton Equity Income Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$(7,861,101)

The effect of derivative instruments on the Funds’ Statement of Operations for the year ended February 29, 2024, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Gain/(Loss) on Derivatives
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) of written option contracts	$3,360,963	$(1,714,265)
Equity Contracts (Purchased option contracts)	Net realized gains(losses) from: Purchased option contracts/ Net change in unrealized appreciation (depreciation) of purchased option contracts	—	—

Volume of derivative instruments held by the Funds during the year ended February 29, 2024, was as follows:

Derivative Type	Unit of Measurement	Average
Written Option Contracts	Dollars	$(3,569,397)
Purchased Options Contracts	Dollars	$0

NOTE 5 - TAX CHARACTER

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on August 31, 2023 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Green California Tax-Free Income Fund	$41,329,016	$414,855	$(1,360,502)	$(945,647)
U.S. Government Securities Fund	15,111,190	1,730	(569,826)	(568,096)
The United States Treasury Trust Fund	24,597,996	—	—	—
S&P 500 Index Fund	70,387,782	164,362,727	(4,632,439)	159,730,288
S&P MidCap Index Fund	74,694,964	40,827,256	(6,891,251)	33,936,005
S&P SmallCap Index Fund	38,569,207	19,959,892	(6,487,745)	13,472,147
Shelton Equity Income Fund	533,114,636	32,660,694	(39,562,005)	(6,901,311)
Nasdaq-100 Index Fund	609,924,099	737,994,968	(24,882,411)	713,112,557
Shelton Sustainable Equity Fund	171,958,102	30,768,807	(15,029,656)	15,739,151

Shelton FundsNotes to Financial Statements (Unaudited)February 29, 2024

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2023, the amounts reclassified were due to Return of Capital (“ROC”) distributions paid and non-deductible excise tax paid, were reported as follows:

	Increase/ (Decrease) Distributable Earnings	Increase/ (Decrease) Paid-In Capital
Green California Tax-Free Income Fund	$13,922	$(13,922)
U.S. Government Securities Fund	—	—
The United States Treasury Trust	—	—
S&P 500 Index Fund	34	(34)
S&P MidCap Index Fund	—	—
S&P SmallCap Index Fund	—	—
Equity Income Fund	—	—
Nasdaq-100 Index Fund	1,307	(1,307)
Sustainable Equity Fund	124,929	(124,929)

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2023 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Green California Tax-Free Income Fund	$(94,884)	$—	$—	$—	$(945,647)	$(45,139)	$(1,085,670)
U.S. Government Securities Fund	(36,731)	—	12,101	—	(568,096)	(790,297)	(1,383,023)
The United States Treasury Trust	(95,875)	—	89,782	—	—	—	(6,093)
S&P 500 Index Fund	—	—	—	7,195,866	159,730,288	—	166,926,154
S&P MidCap Index Fund	—	—	—	5,276,413	33,936,005	—	39,212,418
S&P SmallCap Index Fund	—	—	—	1,234,374	13,472,146	—	14,706,520
Equity Income Fund	—	—	3,846,581	5,388,938	(6,901,311)	(2,116,570)	217,638
Nasdaq-100 Index Fund	—	—	17,577,729	26,566,922	713,112,557	—	757,257,208
Sustainable Equity Fund	—	—	—	—	15,739,151	(33,636,826)	(17,897,675)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, and certain other investments. The other accumulated gains/losses are mainly attributable to capital loss carry forwards, straddle loss deferrals, and post-October year loss deferrals.

During the current year, the Sustainable Equity Fund deferred $25,770 of late year losses, which will be recognized on the first day of the following fiscal year.

Capital Losses: Capital loss carry forwards, as of August 31, 2023, available to offset future capital gains, if any, are as follows:

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	United States Treasury Trust Fund	Sustainable Equity Fund
Long Term with No Expiration	$(45,139)	$(743,732)	$—	$(20,490,176)
Short Term with No Expiration	—	(46,565)	—	(13,120,880)
Total	$(45,139)	$(790,297)	$—	(33,611,056)
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending August 31, 2023.	$—	$—	$1,658	$—

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended August 31, 2023 and 2022 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution	Long-Term Capital Gains(a)	Exempt-Interest Dividends	Total Distributions
Green California Tax-Free Income Fund	2023	$—	$13,922	$—	$983,610	$997,532
	2022	—	2,795	—	1,013,793	1,016,588
U.S. Government Securities Fund	2023	284,110	—	—	—	284,110
	2022	218,691	—	—	—	218,691
The United States Treasury Trust	2023	912,637	—	—	—	912,637
	2022	67,021	—	—	—	67,021
S&P 500 Index Fund	2023	2,925,555	—	7,195,035	—	10,120,590
	2022	2,985,889	—	10,734,967	—	13,720,856
S&P MidCap Index Fund	2023	1,200,829	—	7,999,407	—	9,200,236
	2022	3,779,609	—	8,613,582	—	12,393,191

Shelton FundsNotes to Financial Statements (Unaudited)February 29, 2024

Fund	Year	Ordinary Income	Nontaxable Distribution	Long-Term Capital Gains(a)	Exempt-Interest Dividends	Total Distributions
S&P SmallCap Index Fund	2023	553,651	—	4,619,433	—	5,173,084
	2022	1,180,650	—	4,979,797	—	6,160,447
Shelton Equity Income Fund	2023	33,856,072	—	5,161,429	—	39,017,501
	2022	25,339,784	—	5,581,038	—	30,920,822
Nasdaq-100 Index Fund	2023	5,754,615	—	26,550,003	—	32,304,618
	2022	5,025,546	—	28,568,331	—	33,593,877
Sustainable Equity Fund	2023	574,745	124,929	—	—	699,674
	2022	4,073,523	—	11,092,775	—	15,166,298

(a)The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the Year ended August 31, 2023.

NOTE 6 - SECURITIES LENDING

The Funds have entered into an agreement with U.S. Bank, N.A. (the “Lending Agent”), dated January 19, 2020 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the Mount Vernon Liquid Assets Portfolio, LLC, (“Mount Vernon”). Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00.The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement.

Amounts earned from security lending is included in each Fund’s Statement of Operations as securities lending income.

As of February 29, 2024, the value of the securities on loan and payable for collateral were as follows:

Fund	Value of Securities on Loan	Fund Collateral Received*
S&P 500 Index Fund	$12,644,146	$12,893,212
S&P MidCap Index Fund	557,364	567,483
S&P SmallCap Index Fund	509,871	513,768
Nasdaq-100 Index Fund	75,793,434	77,104,005

*The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, with an overnight and continuous maturity as shown on the Portfolios of Investments.

NOTE 7 - SUBSEQUENT EVENTS

In preparing the financial statements as of February 29, 2024, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there were no subsequent events requiring recognition or disclosure.

Additional Information

Fund Holdings

The Fund holdings shown in this report are as of February 29, 2024. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The information filed in the Form N-PORT also may be obtained by calling (800) 955-9988.

Proxy Voting Policy

The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2023 is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

About this Report

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Fund’s website at www.sheltoncap.com. Please read the prospectus carefully before you invest, as it explains the risks, fees and expenses of investing in the Fund.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C Rogers	1125 17th Street, Suite 2550 Denver, CO, 80202	1966	Chairman of the Board, Trustee, President	Since August 1999, Since August 1999, Since August 1999
Kevin T. Kogler	1125 17th Street, Suite 2550 Denver, CO, 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1125 17th Street, Suite 2550 Denver, CO, 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1125 17th Street, Suite 2550 Denver, CO, 80202	1969	Trustee	Since May 2006
William P. Mock	1125 17th Street, Suite 2550 Denver, CO, 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1125 17th Street, Suite 2550 Denver, CO, 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s nine Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	General Counsel and Chief Compliance Officer, Shelton Capital Management, 2017 to present.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Liquidity Risk Management Disclosure (Unaudited)

The Shelton Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”), as consistent with Rule 22e-4 to govern the Trust’s approach to managing liquidity risk for each series of the Trust (each, a “Fund” and collectively, the “Funds”). The Program is overseen by the Liquidity Committee (the “Committee”), which is comprised of investment, operations and legal and compliance professionals from Shelton Capital Management. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on November 9, 2023, the Committee provided a report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period October 1, 2022 through September 30, 2023(“Reporting Period”). The Report concluded that the Trust’s Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the Program during the Reporting Period. The Report further concluded that each Fund’s investment strategy continues to be appropriate given each Fund’s status as an open-end fund.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Trust’s investment portfolios, is found in the Trust’s Prospectus and Statement of Additional Information.

(b) Not Applicable.

ITEM 2. CODE OF ETHICS.

(a) Not applicable.

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: May 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: May 8, 2024

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: May 8, 2024